                            AUSA FREEDOM PREMIER(SM)
                                VARIABLE ANNUITY

                                 Issued Through
                          AUSA SERIES ANNUITY ACCOUNT
                                       By
                       AUSA LIFE INSURANCE COMPANY, INC.

PROSPECTUS
MAY 1, 2002

     This prospectus gives you important information about the AUSA Freedom Premier,(SM) a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain groups and individual retirement plans. THIS CONTRACT IS AVAILABLE ONLY IN THE STATE OF NEW YORK.

     You can put your money into 43 investment choices: a fixed account and 42 subaccounts of the AUSA Series Annuity Account. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by AUSA.

     The 42 portfolios we currently offer through the subaccounts under this Contract are:

----------------------------------------------------------------------------------------------------------------------------
                                            AEGON/TRANSAMERICA SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
 AEGON Bond                                                     LKCM Strategic Total Return
----------------------------------------------------------------------------------------------------------------------------
 Aggressive Asset Allocation                                    Moderate Asset Allocation
----------------------------------------------------------------------------------------------------------------------------
 Alger Aggressive Growth                                        Moderately Aggressive Asset Allocation
----------------------------------------------------------------------------------------------------------------------------
 American Century International (formerly, GE International     Munder Net50
 Equity)
----------------------------------------------------------------------------------------------------------------------------
 Capital Guardian U.S. Equity                                   PBHG Mid Cap Growth (formerly, Pilgrim Baxter Mid Cap
                                                                Growth)
----------------------------------------------------------------------------------------------------------------------------
 Capital Guardian Value                                         PBHG/NWQ Value Select (formerly, NWQ Value Equity)
----------------------------------------------------------------------------------------------------------------------------
 Clarion Real Estate Securities (formerly, J.P. Morgan Real     PIMCO Total Return
 Estate Securities)
----------------------------------------------------------------------------------------------------------------------------
 Conservative Asset Allocation                                  Salomon All Cap
----------------------------------------------------------------------------------------------------------------------------
 Dreyfus Mid Cap                                                T. Rowe Price Dividend Growth
----------------------------------------------------------------------------------------------------------------------------
 Federated Growth & Income                                      T. Rowe Price Small Cap
----------------------------------------------------------------------------------------------------------------------------
 Gabelli Global Growth                                          Third Avenue Value
----------------------------------------------------------------------------------------------------------------------------
 GE U.S. Equity                                                 Transamerica Convertible Securities
----------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Growth                                           Transamerica Equity
----------------------------------------------------------------------------------------------------------------------------
 Great Companies -- America(SM)                                 Transamerica Money Market (formerly, J.P. Morgan Money
                                                                Market)
----------------------------------------------------------------------------------------------------------------------------
 Great Companies -- Global(2)                                   Transamerica Growth Opportunities
----------------------------------------------------------------------------------------------------------------------------
 Great Companies -- Technology(SM)                              Transamerica U.S. Government Securities
----------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Enhanced Index                                     Transamerica Value Balanced (formerly, Dean Asset
                                                                Allocation)
----------------------------------------------------------------------------------------------------------------------------
 Janus Balanced                                                 Value Line Aggressive Growth
----------------------------------------------------------------------------------------------------------------------------
 Janus Growth                                                   Van Kampen Emerging Growth
----------------------------------------------------------------------------------------------------------------------------
 LKCM Capital Growth
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) -- SERVICE CLASS 2
----------------------------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio
----------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio
----------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------

     If you would like more information about the AUSA Freedom Premier,(SM) you can obtain a free copy of the Statement of Additional Information ("SAI") dated May 1, 2002. Please call us at 1-800-322-7353 (Monday-Friday 8:00 a.m.-5:00 p.m.
Eastern Time), or write us at: AUSA, Administrative Office -- Annuity Department, P.O. Box 9054, Clearwater, Florida 33758-9054. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

PLEASE NOTE THAT THE CONTRACT AND THE FUNDS:

-   ARE NOT BANK DEPOSITS

-   ARE NOT FEDERALLY INSURED

-   ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

-   ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL

-   INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PREMIUM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEFINITIONS OF SPECIAL TERMS................................      1
SUMMARY.....................................................      4
ANNUITY CONTRACT FEE TABLE..................................     10
EXAMPLES....................................................     12
 1. THE ANNUITY CONTRACT....................................     13
 2. ANNUITY PAYMENTS (THE INCOME PHASE).....................     14
          Annuity Payment Options Under the Contract........     14
          Fixed Annuity Payment Options.....................     15
          Variable Annuity Payment Options..................     16
 3. PURCHASE................................................     17
          Contract Issue Requirements.......................     17
          Premium Payments..................................     17
          Initial Premium Requirements......................     17
          Additional Premium Payments.......................     18
          Maximum Premium Payments..........................     18
          Allocation of Premium Payments....................     18
          Right to Cancel Period............................     18
          Annuity Value.....................................     19
          Accumulation Units................................     19
 4. INVESTMENT CHOICES......................................     19
          The Separate Account..............................     19
          The Fixed Account.................................     23
          Transfers.........................................     24
          Dollar Cost Averaging Program.....................     25
          Asset Rebalancing Program.........................     25
          Telephone or Fax Transactions.....................     26
          Third Party Investment Services...................     27
 5. EXPENSES................................................     27
          Mortality and Expense Risk Charge.................     27
          Administrative Charge.............................     28
          Annual Contract Charge............................     28
          Transfer Charge...................................     28
          Premium Taxes.....................................     28
          Federal, State and Local Taxes....................     28
          Surrender Charge..................................     28
          Portfolio Management Fees.........................     31
 6. TAXES...................................................     31
          Annuity Contracts in General......................     31
          Qualified and Nonqualified Contracts..............     32
          Partial and Complete Surrenders -- Nonqualified
         Contracts..........................................     32
          Multiple Contracts................................     33
          Diversification and Distribution Requirements.....     33
          Partial and Complete Surrenders -- Qualified
         Contracts..........................................     33
          Taxation of Death Benefit Proceeds................     34

          Annuity Payments..................................     34
          Transfers, Assignments or Exchanges of
         Contracts..........................................     35
          Separate Account Charges..........................     35
          Possible Tax Law Changes..........................     35
  7. ACCESS TO YOUR MONEY...................................     36
          Partial and Complete Surrenders...................     36
          Delay of Payment and Transfers....................     37
          Systematic Partial Surrenders.....................     37
          Contract Loans for Certain Qualified Contracts....     38
  8. PERFORMANCE............................................     40
  9. DEATH BENEFIT..........................................     40
          Payments on Death.................................     40
          Amount of Death Benefit Before the Maturity
         Date...............................................     42
          Effect of Adjusted Partial Surrender on Annual
         Step-Up Death Benefit..............................     42
          Alternate Payment Elections Before the Maturity
         Date...............................................     43
 10. OTHER INFORMATION......................................     43
          Ownership.........................................     43
          Annuitant.........................................     43
          Beneficiary.......................................     44
          Assignment........................................     44
          AUSA Life Insurance Company, Inc. ................     44
          The Separate Account..............................     44
          Exchanges.........................................     45
          Voting Rights.....................................     45
          Distribution of the Contracts.....................     46
          Non-Participating Contract........................     46
          IMSA..............................................     47
          Legal Proceedings.................................     47
          Financial Statements..............................     47
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................     48
APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............     49
APPENDIX B -- HISTORICAL PERFORMANCE DATA...................     50

DEFINITIONS OF SPECIAL TERMS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 accumulation period     The period between the Contract date and the maturity date while the Contract is in force.
                         ------------------------------------------------------------
 accumulation unit       An accounting unit of measure we use to calculate subaccount
 value                   values during the accumulation period.
                         ------------------------------------------------------------
 administrative office   Our administrative office and mailing address is P.O. Box
                         9054, Clearwater, Florida 33758-9054 (8550 Ulmerton Road,
                         Suite 101, Largo, Florida 33771 for overnight deliveries).
                         Our street address is 570 Carillon Parkway, St. Petersburg,
                         Florida 33716. Our phone number is 1-800-322-7353. PLEASE
                         SEND ALL PREMIUM PAYMENTS, LOAN REPAYMENTS, CORRESPONDENCE
                         AND NOTICES TO OUR ADMINISTRATIVE OFFICE AND MAILING
                         ADDRESS.
                         ------------------------------------------------------------
 age                     The issue age is the annuitant's age on his/her birthday
                         immediately preceding the Contract date. Attained age is the issue age plus the number of completed Contract years. When we use the term "age" in this prospectus, it has the same
                         meaning as "attained age" in the Contract.
                         ------------------------------------------------------------
 annuitant               The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract's death benefit provisions and
                         annuity provision.
                         ------------------------------------------------------------
 annuity unit value      An accounting unit of measure we use to calculate annuity
                         payments from the subaccounts after the maturity date.
                         ------------------------------------------------------------
 annuity value           The sum of the separate account value and the fixed account value at the end of any valuation period.
                         ------------------------------------------------------------
 AUSA                    AUSA Life Insurance Company, Inc.
 (we, us, our)
                         ------------------------------------------------------------
 beneficiary(ies)        The person(s) you elect to receive the death benefit
                         proceeds under the Contract.
                         ------------------------------------------------------------
 cash value              The annuity value less any applicable premium taxes and any surrender charge.
                         ------------------------------------------------------------
 code                    The Internal Revenue Code of 1986, as amended.
                         ------------------------------------------------------------
 Contract anniversary    The same day in each succeeding year as the Contract date.
                         If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the
                         first day of the next month.
                         ------------------------------------------------------------
 Contract date           Generally, the later of the date on which the initial
                         premium payment is received, or the date that the properly completed application is received, at AUSA's administrative office. We measure Contract years, Contract months and
                         Contract anniversaries from the Contract date.
                         ------------------------------------------------------------
 death benefit proceeds  If an owner who is the annuitant dies during the accumulation period, the death benefit proceeds is the
                         amount, if any, payable under the death benefit option shown in your Contract.
                         ------------------------------------------------------------
 death report day        The valuation date on which we have received both proof of death of an owner who is the annuitant and a beneficiary's election regarding payment.
                         ------------------------------------------------------------


 fixed account           An option to which you can direct your money under the
                         Contract, other than the separate account. It provides a
                         guarantee of principal and interest. The assets supporting the fixed account are held in the general account.
                         ------------------------------------------------------------
 fixed account value     During the accumulation period, your Contract's value in the fixed account.
                         ------------------------------------------------------------
 funds                   Investment companies which are registered with the U.S.
                         Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our
                         subaccounts. We reserve the right to add other registered
                         investment companies to the Contract in the future.
                         ------------------------------------------------------------
 home office             Our home office address is 4 Manhattanville Road, Purchase,
                         New York 10577. PLEASE DO NOT SEND ANY MONEY, CORRESPONDENCE
                         OR NOTICES TO THIS ADDRESS; PLEASE SEND THEM TO THE
                         ADMINISTRATIVE OFFICE.
                         ------------------------------------------------------------
 in force                Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.
                         ------------------------------------------------------------
 maturity date           The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant's
                         90th birthday.
                         ------------------------------------------------------------
 NYSE                    New York Stock Exchange.
                         ------------------------------------------------------------
 nonqualified Contracts  Contracts issued other than in connection with retirement plans.
                         ------------------------------------------------------------
 owner                   The person(s) entitled to exercise all rights under the
 (you, your)             Contract. The annuitant is the owner unless the application states otherwise, or unless a change of ownership is made at a later time.
                         ------------------------------------------------------------
 portfolio               A separate investment portfolio of a fund.
                         ------------------------------------------------------------
 premium payments        Amounts paid by an owner or on the owner's behalf to AUSA as consideration for the benefits provided by the Contract.
                         When we use the term "premium payment" in this prospectus, it has the same meaning as "net premium" in the Contract,
                         which means the premium payment less any applicable premium taxes.
                         ------------------------------------------------------------
 qualified Contracts     Contracts issued in connection with retirement plans that
                         qualify for special federal income tax treatment under the
                         Code.
                         ------------------------------------------------------------
 separate account        AUSA Series Annuity Account, a unit investment trust
                         consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding
                         portfolio of a fund.
                         ------------------------------------------------------------
 separate account value  During the accumulation period, your Contract's value in the separate account, which equals the sum of the values in each subaccount.
                         ------------------------------------------------------------
 subaccount              A subdivision of the separate account that invests
                         exclusively in the shares of a specified portfolio and
                         supports the Contracts. Subaccounts corresponding to each
                         portfolio hold assets under the Contract during the
                         accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you
                         select a variable annuity payment option.
                         ------------------------------------------------------------
 surrender               The termination of a Contract at the option of the owner.
                         ------------------------------------------------------------


 valuation date/         Each day on which the NYSE is open for trading, except when
 business day            a subaccount's corresponding portfolio does not value its
                         shares. AUSA is open for business on each day that the NYSE is open. When we use the term "business day," it has the
                         same meaning as valuation date.
                         ------------------------------------------------------------
 valuation period        The period of time over which we determine the change in the value of the subaccounts in order to price accumulation
                         units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m.
                         Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.
                         ------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS, WHICH DISCUSS THE TOPICS IN MORE DETAIL. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

1. THE ANNUITY CONTRACT

       The AUSA Freedom Premier(SM) is a flexible payment variable accumulation deferred annuity contract (the "Contract") offered by AUSA. It is a contract between you, as the owner, and AUSA, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

       The Contract allows you to direct your money into any of the 42 subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio's investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

       You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 3%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account.

       You can transfer money between any of the investment choices during both the accumulation period and the income phase, subject to certain limits on transfers from the fixed account.

       The Contract, like all deferred annuity contracts, has two phases: the "accumulation period" and the "income phase." During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE)

       The Contract allows you to receive income under one of five annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time, reduced by the separate account annuitization charge. Generally, you cannot annuitize until 13 months after your Contract date.

3. PURCHASE

       You can buy this Contract with $5,000 ($1,000 for traditional or Roth IRAs and $50 for other qualified Contracts) or more under most circumstances. You can add as little as $50 at any time during the accumulation period. We allow premium payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total premium payments you may make during the accumulation period.

4. INVESTMENT CHOICES

       You can invest your money in any of the 42 fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses that you received with this prospectus. The portfolios now available to you under the Contract are:

                      AEGON/TRANSAMERICA SERIES FUND, INC.

[ ]   AEGON Bond
[ ]   Aggressive Asset Allocation
[ ]   Alger Aggressive Growth
[ ]   American Century International
[ ]   Capital Guardian U.S. Equity
[ ]   Capital Guardian Value
[ ]   Clarion Real Estate Securities
[ ]   Conservative Asset Allocation
[ ]   Dreyfus Mid Cap
[ ]   Federated Growth & Income
[ ]   Gabelli Global Growth
[ ]   GE U.S. Equity
[ ]   Goldman Sachs Growth
[ ]   Great Companies -- America(SM)
[ ]   Great Companies -- Global(2)
[ ]   Great Companies -- Technology(SM)
[ ]   J.P. Morgan Enhanced Index
[ ]   Janus Balanced
[ ]   Janus Growth
[ ]   LKCM Capital Growth
[ ]   LKCM Strategic Total Return
[ ]   Moderate Asset Allocation
[ ]   Moderately Aggressive Asset Allocation
[ ]   Munder Net50
[ ]   PBHG Mid Cap Growth
[ ]   PBHG/NWQ Value Select
[ ]   PIMCO Total Return
[ ]   Salomon All Cap
[ ]   T. Rowe Price Dividend Growth
[ ]   T. Rowe Price Small Cap
[ ]   Third Avenue Value
[ ]   Transamerica Convertible Securities
[ ]   Transamerica Equity
[ ]   Transamerica Money Market
[ ]   Transamerica Growth Opportunities
[ ]   Transamerica U.S. Government Securities
[ ]   Transamerica Value Balanced
[ ]   Value Line Aggressive Growth
[ ]   Van Kampen Emerging Growth

       FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) -- SERVICE CLASS 2

[ ] VIP Equity-Income Portfolio

[ ] VIP Contrafund(R) Portfolio

[ ] VIP Growth Opportunities Portfolio

       Please contact our administrative office at 1-800-322-7353 (Monday-Friday 8:00 a.m.-5:00 p.m. Eastern Time) or visit our website (www.ausalife.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

       Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

       You can also allocate your premium payments to the fixed account. We will limit your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.

       TRANSFERS. You have the flexibility to transfer assets within your Contract. At any time during the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions and charges apply.

5. EXPENSES

       We do not take any deductions for sales charges from premium payments at the time you buy the Contract. You generally invest the full amount of each premium payment in one or more of the investment choices.

       During the accumulation period, we deduct a daily mortality and expense risk charge of 1.00% annually and a daily administrative charge of 0.40% annually from the money you have invested in the subaccounts. During the income phase, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.

       During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender. We currently waive this charge if either your annuity value, or the total premiums you have paid us, minus all partial surrenders (including surrender charges), equals or exceeds $50,000 on the Contract anniversary when this charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.

       We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year. There is no charge for transfers from the fixed account.

       If you make a partial surrender or surrender your Contract completely, we will deduct a surrender charge for premium payments surrendered within seven years after we receive the premium payment. This charge is 7% of the amount that must be surrendered if the surrender occurs within 24 months or less of our receipt of the premium payment, and then declines gradually to 6% -- 25 through 36 months; 5% -- 37 through 48 months; 4% -- 49 through 60 months; 3% -- 61 through 72 months; 2% -- 73 through 84 months; and no surrender charge -- 85 months or more.

       When we calculate surrender charges, we treat partial surrenders as coming first from the oldest premium payment, then the next oldest and so forth. For partial surrenders or systematic partial surrenders you make in any Contract year, we will waive all or a portion of the surrender charge on partial surrenders up to the maximum free amount. Partial surrenders in excess of the maximum free amount will be subject to a surrender charge. We will deduct the full surrender charge if you surrender your Contract completely. The "free-amount" waiver does not apply to a complete surrender. We waive this charge under certain circumstances.

See Expenses -- Surrender Charge on page 28 for how we calculate surrender charges and waivers.

       The portfolios deduct management fees and expenses from amounts you have invested in the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. These fees and expenses currently range from 0.39% to 1.50% annually, depending on the portfolio. See the Annuity Contract Fee Table on page 10 of this prospectus and the fund prospectuses.

       See Distribution of the Contracts on page 46 for information concerning compensation we pay our agents for the sale of the Contracts.

6. TAXES

       The Contract's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out of a nonqualified contract during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out of a Contract, you may be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income until the "investment in the contract" has been fully recovered. Different tax consequences may apply for a Contract used in connection with a qualified Contract.

       Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

7. ACCESS TO YOUR MONEY

       You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial surrender if it reduces the cash value below $5,000. No partial surrenders may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited. Other restrictions and surrender charges may apply. You may also have to pay federal income tax and a penalty tax on any money you take out.

       Partial surrenders may reduce the death benefit by more than the amount surrendered.

8. PERFORMANCE

       The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.

9. DEATH BENEFIT

       If you are both an owner and the annuitant and you die before the maturity date, your beneficiary will receive the death benefit proceeds. If your sole beneficiary is your surviving spouse (and you are the owner/annuitant), then your surviving spouse may elect to continue the Contract or to receive the death benefit proceeds. If you are named only as an owner, and you die before an annuitant and before the maturity date, and if your surviving spouse is the sole beneficiary, then the Contract continues.

       If you name different persons as owner and annuitant, you can affect whether the death benefit proceeds are payable and who will receive them. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

       If the annuitant who is the owner dies before the maturity date and if a death benefit is payable, the death benefit proceeds will be the greatest of:

        --     the annuity value of your Contract on the death report day;
        --     the total premium payments you make to the Contract, reduced by partial surrenders; or
        --     the annual step-up.

       The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on pages 15 and 16 for a description of the annuity payment options. Not all payment options provide for a death benefit.

10. OTHER INFORMATION

       RIGHT TO CANCEL PERIOD. You may return your Contract for a refund within 10 days after you receive it. If you return your Contract within this period, we will refund your original premium payment(s). We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void.

       WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.

       ADDITIONAL FEATURES. This Contract has additional features that might interest you. These include the following:

        -- REDUCED MINIMUM INITIAL PREMIUM PAYMENT (FOR NONQUALIFIED CONTRACTS) -- You may make a minimum initial premium payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer.
        -- SYSTEMATIC PARTIAL SURRENDERS -- You can arrange to have money automatically sent to you while your Contract is in the accumulation period. You may take systematic partial surrenders monthly, quarterly, semi-annually or annually without paying surrender charges. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.
        -- DOLLAR COST AVERAGING -- You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the AUSA Transamerica Money Market subaccount or AUSA AEGON Bond subaccount to your choice of subaccounts. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.
        -- ASSET REBALANCING -- We will, upon your request, automatically transfer amounts periodically among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.
        -- TELEPHONE OR FAX TRANSACTIONS -- You may make transfers, partial surrenders and/or change the allocation of additional premium payments by telephone or fax.
        -- CONTRACT LOANS (FOR CERTAIN QUALIFIED CONTRACTS) -- If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. Penalties may apply if you fail to comply with required restrictions. See Contract Loans for Certain Qualified Contracts on page 38 for details.

       These features may not be suitable for your particular situation.

       SCHEDULED FINANCIAL TRANSACTION PROCESSING. We process scheduled financial transactions based on the accumulation unit values determined at the end of the business day on which we schedule the transaction. Examples of scheduled financial transactions include systematic partial surrenders, dollar cost averaging and asset rebalancing.

       A business day is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE. If a day on which a scheduled financial transaction would ordinarily occur falls on a day the NYSE is closed, we will process the transaction the next day that the NYSE is open.

11. INQUIRIES

       If you need more information, please contact us at:

             AUSA Life
             Administrative Office
             Attention: Annuity Department
             P.O. Box 9054
             Clearwater, FL 33758-9054
             1-800-322-7353
             (Monday-Friday 8:00 a.m.-5:00 p.m. Eastern Time) www.ausalife.com

ANNUITY CONTRACT FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 OWNER TRANSACTION EXPENSES
-------------------------------------------------------------
Sales Load On Premium Payments......                     None
Maximum Surrender Charge(1)
  (as a % of premium payments)......                       7%

Transfer Charge(2)..................    $10 After 12 Per Year
-------------------------------------------------------------
-------------------------------------------------------------
ANNUAL CONTRACT CHARGE(3)...........    $30 Per Contract Year
SEPARATE ACCOUNT ANNUAL EXPENSES
  (AS A PERCENTAGE OF AVERAGE SEPARATE ACCOUNT VALUE
  DURING THE ACCUMULATION PERIOD)
-------------------------------------------------------------
Mortality and Expense Risk
  Charge(4).........................                    1.00%
Administrative Charge(4)............                    0.40%
TOTAL SEPARATE ACCOUNT
  ANNUAL EXPENSES......... .........                    1.40%

--------------------------------------------------------------------------------

       PORTFOLIO ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001(5)
    (as a percentage of average net assets and after expense reimbursements)

                                                                                                     TOTAL PORTFOLIO
                                                                MANAGEMENT    OTHER     RULE 12B-1       ANNUAL
  PORTFOLIO                                                        FEES      EXPENSES      FEES         EXPENSES
  AEGON/TRANSAMERICA SERIES FUND, INC. (6)(7)
  AEGON Bond                                                      0.45%       0.10%          N/A         0.55%
  Aggressive Asset Allocation(8)(9)                               0.10%       1.22%          N/A         1.32%
  Alger Aggressive Growth                                         0.80%       0.17%          N/A         0.97%
  American Century International                                  1.00%       0.50%          N/A         1.50%
  Capital Guardian U.S. Equity                                    0.85%       0.23%          N/A         1.08%
  Capital Guardian Value                                          0.85%       0.09%          N/A         0.94%
  Clarion Real Estate Securities                                  0.80%       0.20%          N/A         1.00%
  Conservative Asset Allocation(8)(9)                             0.10%       1.26%          N/A         1.36%
  Dreyfus Mid Cap                                                 0.85%       0.15%          N/A         1.00%
  Federated Growth & Income                                       0.75%       0.11%          N/A         0.86%
  Gabelli Global Growth                                           1.00%       0.20%          N/A         1.20%
  GE U.S. Equity                                                  0.80%       0.14%          N/A         0.94%
  Goldman Sachs Growth                                            0.90%       0.10%          N/A         1.00%
  Great Companies -- America(SM)                                  0.80%       0.09%          N/A         0.89%
  Great Companies -- Global(2)                                    0.80%       0.20%          N/A         1.00%
  Great Companies -- Technology(SM)                               0.80%       0.19%          N/A         0.99%
  J.P. Morgan Enhanced Index                                      0.75%       0.12%          N/A         0.87%
  Janus Balanced(8)                                               0.90%       0.50%          N/A         1.40%
  Janus Growth                                                    0.80%       0.09%          N/A         0.89%
  LKCM Capital Growth                                             0.80%       0.20%          N/A         1.00%
  LKCM Strategic Total Return                                     0.80%       0.09%          N/A         0.89%
  Moderate Asset Allocation(8)(9)                                 0.10%       1.25%          N/A         1.35%
  Moderately Aggressive Asset Allocation(8)(9)                    0.10%       1.23%          N/A         1.33%
  Munder Net50                                                    0.90%       0.10%          N/A         1.00%
  PBHG Mid Cap Growth                                             0.87%       0.13%          N/A         1.00%
  PBHG/NWQ Value Select                                           0.80%       0.14%          N/A         0.94%
  PIMCO Total Return(8)                                           0.70%       0.50%          N/A         1.20%
  Salomon All Cap                                                 0.85%       0.15%          N/A         1.00%
  T. Rowe Price Dividend Growth                                   0.90%       0.10%          N/A         1.00%
  T. Rowe Price Small Cap                                         0.75%       0.25%          N/A         1.00%
  Third Avenue Value                                              0.80%       0.12%          N/A         0.92%
  Transamerica Convertible Securities(8)                          0.80%       0.50%          N/A         1.30%
  Transamerica Equity                                             0.75%       0.10%          N/A         0.85%
  Transamerica Growth Opportunities                               0.85%       0.35%          N/A         1.20%
  Transamerica Money Market                                       0.35%       0.04%          N/A         0.39%
  Transamerica U.S. Government Securities                         0.65%       0.10%          N/A         0.75%
  Transamerica Value Balanced                                     0.75%       0.11%          N/A         0.86%
  Value Line Aggressive Growth                                    0.80%       0.20%          N/A         1.00%
  Van Kampen Emerging Growth                                      0.80%       0.12%          N/A         0.92%
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) -- SERVICE
  CLASS 2(10)(11)
  VIP Equity-Income Portfolio                                     0.48%       0.11%        0.25%         0.84%
  VIP Contrafund(R) Portfolio                                     0.58%       0.11%        0.25%         0.94%
  VIP Growth Opportunities Portfolio                              0.58%       0.12%        0.25%         0.95%

  (1) The surrender charge decreases based on the number of years since each premium payment was made, from 7% in the first two years after the premium payment was made to 0% in the eighth year after the premium payment was made. To calculate surrender charges, the first premium payment made is considered to come out first. This charge is waived under certain circumstances.
  (2)Currently there is no charge for transfers from the fixed account.

  (3) We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.
  (4) These charges apply to each subaccount. They do not apply to the fixed account. These charges apply only during the accumulation period. After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.
  (5) The fee table information relating to the portfolios was provided to AUSA by the funds. AUSA has not independently verified such information.
  (6) Effective January 1, 1997, the Board of the AEGON/Transamerica Series Fund, Inc. (the "Series Fund") authorized the Series Fund to charge each portfolio of the Series Fund an annual Rule 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the Series Fund will not deduct the fee from any portfolio before April 30, 2003. You will receive advance written notice if a Rule 12b-1 fee is to be deducted. See the Series Fund prospectus for more details.
  (7) AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers"), the investment adviser of the Series Fund, has undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolios of the Series Fund, to the extent normal total operating expenses of a portfolio exceed a stated percentage of the Series Fund portfolio's average daily net assets. The expense limit for each portfolio, the amount reimbursed by AEGON/Transamerica Advisers during 2001 (if applicable), and the expense ratio without the reimbursement are listed below:


                                                EXPENSE    REIMBURSEMENT        EXPENSE RATIO
                                                 LIMIT        AMOUNT        WITHOUT REIMBURSEMENT
  AEGON Bond                                    0.70%             N/A                N/A
  Aggressive Asset Allocation                   0.25%             N/A                N/A
  Alger Aggressive Growth                       1.00%             N/A                N/A
  American Century International                1.50%         146,246               1.63%
  Clarion Real Estate Securities                1.00%          40,053               1.13%
  Conservative Asset Allocation                 0.25%             N/A                N/A
  Dreyfus Mid Cap                               1.00%          76,924               1.34%
  Federated Growth & Income                     1.00%             N/A                N/A
  Gabelli Global Growth                         1.20%          34,285               1.28%
  GE U.S. Equity                                1.00%             N/A                N/A
  Goldman Sachs Growth                          1.00%          63,967               1.21%
  Great Companies -- America(SM)                1.00%             N/A                N/A
  Great Companies -- Global(2)                  1.00%          57,096               1.59%
  Great Companies -- Technology(SM)             1.00%             N/A                N/A
  Janus Balanced                                1.40%             N/A                N/A
  Janus Growth                                  1.00%             N/A                N/A
  LKCM Capital Growth                           1.00%          45,304               3.18%
  LKCM Strategic Total Return                   1.00%             N/A                N/A
  Moderate Asset Allocation                     0.25%             N/A                N/A
  Moderately Aggressive Asset Allocation        0.25%             N/A                N/A
  Munder Net50                                  1.00%          80,299               1.72%
  PBHG Mid Cap Growth                           1.00%         118,391               1.08%
  PBHG/NWQ Value Select                         1.00%             N/A                N/A
  PIMCO Total Return                            1.20%             N/A                N/A
  Salomon All Cap                               1.00%             N/A                N/A
  T. Rowe Price Dividend Growth                 1.00%          59,182               1.18%
  T. Rowe Price Small Cap                       1.00%          18,121               1.05%
  Third Avenue Value                            1.00%             N/A                N/A
  Transamerica Convertible Securities           1.30%             N/A                N/A
  Transamerica Equity                           0.85%         139,503               0.91%
  Transamerica Growth Opportunities             1.20%          61,845               5.89%
  Transamerica Money Market                     0.70%             N/A                N/A
  Transamerica Value Balanced                   1.00%             N/A                N/A
  Value Line Aggressive Growth                  1.00%          35,477               1.56%
  Van Kampen Emerging Growth                    1.00%             N/A                N/A

 (8)Because this portfolio commenced operations on May 1, 2002, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimates.
 (9)This portfolio is a "fund of funds" that invests in other Series Fund portfolios. The Series Fund prospectus provides specific information on the fees and expenses of this portfolio. This portfolio has its own set of operating expenses, as does each of the underlying Series Fund portfolios in which it invests. The range of the average weighted expense ratio for this portfolio, including such indirect expenses of the underlying Series Fund portfolios, is expected to be 0.64% to 1.75% for the Moderate Asset Allocation, Moderately Aggressive Asset Allocation and the Aggressive Asset Allocation portfolios. The range of the Conservative Asset Allocation portfolio is expected to be 0.64% to 1.65%. A range is provided since the allocation of assets to various underlying Series Fund portfolios will fluctuate. Over time, the cost of investment in an asset allocation "fund of funds" portfolio will increase the cost of your investment and may cost you more than investing in a Series Fund portfolio without asset allocation.
(10) The 12b-1 fee deducted for the Fidelity Variable Insurance Products Fund
     (VIP) (the "Fidelity VIP Fund") covers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Fund. The 12b-1 fees assessed against the Fidelity VIP Fund shares held for the Contracts will be remitted to AFSG Securities Corporation ("AFSG"), the principal underwriter for the Contracts.
(11) Actual Total Portfolio Annual Expenses for Service Class 2 shares were lower than those shown in the fee table because a portion of the brokerage commissions that the Fidelity VIP Fund paid was used to reduce the Fidelity VIP Fund's expenses. In addition, through arrangements with the Fidelity VIP Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fidelity VIP Fund's custodian expenses. See the Fidelity VIP Fund prospectus for details.

       After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge equal to an annual rate of 1.40% of the daily net asset values in the subaccounts in place of the mortality and expense risk and administrative charges.

EXAMPLES

       You would pay the following expenses prior to the maturity date on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed.

                                                                                                       IF YOU ANNUITIZE* OR
                                                                                                              REMAIN
                                                                                                     INVESTED IN THE CONTRACT
                                                                                                              AT THE
                                                                                                    END OF THE APPLICABLE TIME
                                                                                                              PERIOD
                                                                                                    OR IF YOU DO NOT SURRENDER
                                                                IF YOU SURRENDER THE CONTRACT                   OR
                                                                AT THE END OF THE APPLICABLE           ANNUITIZE UNDER THE
                                                                         TIME PERIOD                         CONTRACT
  SUBACCOUNTS                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS
                                                             ----     ----      ----       ----      ---      ----      ----
                                                             $ 93     $130      $160       $258      $23      $ 70      $120
  AUSA AEGON Bond
                                                              101      153       199        334       31        93       159
  AUSA Aggressive Asset Allocation
                                                               97      143       181        300       27        83       141
  AUSA Alger Aggressive Growth
                                                              102      159       207        350       32        99       167
  AUSA American Century International
                                                               98      146       187        311       28        86       147
  AUSA Capital Guardian U.S. Equity
                                                               97      142       180        297       27        82       140
  AUSA Capital Guardian Value
                                                               97      144       183        303       27        84       143
  AUSA Clarion Real Estate Securities
                                                              101      155       201        337       31        95       161
  AUSA Conservative Asset Allocation
                                                               97      144       183        303       27        84       143
  AUSA Dreyfus Mid Cap
                                                               96      140       176        290       26        80       136
  AUSA Federated Growth & Income
                                                               99      150       193        322       29        90       153
  AUSA Gabelli Global Growth
                                                               97      142       180        297       27        82       140
  AUSA GE U.S. Equity
                                                               97      144       183        303       27        84       143
  AUSA Goldman Sachs Growth
                                                               96      141       178        292       26        81       138
  AUSA Great Companies -- America(SM)
                                                               97      144       183        303       27        84       143
  AUSA Great Companies -- Global(2)
                                                               97      144       182        302       27        84       142
  AUSA Great Companies -- Technology(SM)
                                                               96      140       177        290       26        80       137
  AUSA J.P. Morgan Enhanced Index
                                                              101      156       203        341       31        96       163
  AUSA Janus Balanced
                                                               96      141       178        292       26        81       138
  AUSA Janus Growth
                                                               97      144       183        303       27        84       143
  AUSA LKCM Capital Growth
                                                               96      141       178        292       26        81       138
  AUSA LKCM Strategic Total Return
                                                              101      154       200        336       31        94       160
  AUSA Moderate Asset Allocation
                                                              101      154       199        335       31        94       159
  AUSA Moderately Aggressive Asset Allocation
                                                               97      144       183        303       27        84       143
  AUSA Munder Net50
                                                               97      144       183        303       27        84       143
  AUSA PBHG Mid Cap Growth
                                                               97      142       180        297       27        82       140
  AUSA PBHG/NWQ Value Select
                                                               99      150       193        322       29        90       153
  AUSA PIMCO Total Return
                                                               97      144       183        303       27        84       143
  AUSA Salomon All Cap
                                                               97      144       183        303       27        84       143
  AUSA T. Rowe Price Dividend Growth
                                                               97      144       183        303       27        84       143
  AUSA T. Rowe Price Small Cap
                                                               97      141       179        295       27        81       139
  AUSA Third Avenue Value
                                                              100      153       198        332       30        93       158
  AUSA Transamerica Convertible Securities
                                                               96      139       176        289       26        79       136
  AUSA Transamerica Equity
                                                               99      150       193        322       29        90       153
  AUSA Transamerica Growth Opportunities
                                                               91      125       152        242       21        65       112
  AUSA Transamerica Money Market
                                                               95      136       171        279       25        76       131
  AUSA Transamerica U.S. Government Securities
                                                               96      140       176        290       26        80       136
  AUSA Transamerica Value Balanced
                                                               97      144       183        303       27        84       143
  AUSA Value Line Aggressive Growth
                                                               97      141       179        295       27        81       139
  AUSA Van Kampen Emerging Growth
                                                               96      139       175        288       26        79       135
  VIP Equity-Income Portfolio
                                                               97      142       180        297       27        82       140
  VIP Contrafund(R) Portfolio
                                                               97      142       181        298       27        82       141
  VIP Growth Opportunities Portfolio

                                                             IF YOU
                                                            ANNUITIZE*
                                                            OR REMAIN
                                                            INVESTED
                                                             IN THE
                                                            CONTRACT
                                                             AT THE
  SUBACCOUNTS                                               10 YEARS
                                                              ----
                                                              $258
  AUSA AEGON Bond
                                                               334
  AUSA Aggressive Asset Allocation
                                                               300
  AUSA Alger Aggressive Growth
                                                               350
  AUSA American Century International
                                                               311
  AUSA Capital Guardian U.S. Equity
                                                               297
  AUSA Capital Guardian Value
                                                               303
  AUSA Clarion Real Estate Securities
                                                               337
  AUSA Conservative Asset Allocation
                                                               303
  AUSA Dreyfus Mid Cap
                                                               290
  AUSA Federated Growth & Income
                                                               322
  AUSA Gabelli Global Growth
                                                               297
  AUSA GE U.S. Equity
                                                               303
  AUSA Goldman Sachs Growth
                                                               292
  AUSA Great Companies -- America(SM)
                                                               303
  AUSA Great Companies -- Global(2)
                                                               302
  AUSA Great Companies -- Technology(SM)
                                                               290
  AUSA J.P. Morgan Enhanced Index
                                                               341
  AUSA Janus Balanced
                                                               292
  AUSA Janus Growth
                                                               303
  AUSA LKCM Capital Growth
                                                               292
  AUSA LKCM Strategic Total Return
                                                               336
  AUSA Moderate Asset Allocation
                                                               335
  AUSA Moderately Aggressive Asset Allocation
                                                               303
  AUSA Munder Net50
                                                               303
  AUSA PBHG Mid Cap Growth
                                                               297
  AUSA PBHG/NWQ Value Select
                                                               322
  AUSA PIMCO Total Return
                                                               303
  AUSA Salomon All Cap
                                                               303
  AUSA T. Rowe Price Dividend Growth
                                                               303
  AUSA T. Rowe Price Small Cap
                                                               295
  AUSA Third Avenue Value
                                                               332
  AUSA Transamerica Convertible Securities
                                                               289
  AUSA Transamerica Equity
                                                               322
  AUSA Transamerica Growth Opportunities
                                                               242
  AUSA Transamerica Money Market
                                                               279
  AUSA Transamerica U.S. Government Securities
                                                               290
  AUSA Transamerica Value Balanced
                                                               303
  AUSA Value Line Aggressive Growth
                                                               295
  AUSA Van Kampen Emerging Growth
                                                               288
  VIP Equity-Income Portfolio
                                                               297
  VIP Contrafund(R) Portfolio
                                                               298
  VIP Growth Opportunities Portfolio

 * You cannot annuitize your Contract until 13 months after your Contract date.

       The fee table and examples above will help you understand the direct and indirect costs of investing in the Contract, including the subaccounts. The fee table and examples reflect the 2001 expenses (except as noted in the footnotes) of the Contract, the portfolios and the subaccount fees and charges. The examples assume that the expense limitations in effect for 2001 will remain in place for the entire period illustrated and that no transfer charges have been assessed. In addition, the $30 annual Contract charge is reflected as a charge of 0.30%, based on an anticipated average Contract size of $10,000.

       PLEASE REMEMBER THAT THE EXAMPLES ARE ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLES.

       FINANCIAL INFORMATION. There is no financial history of the subaccounts in this prospectus because the subaccounts did not commence operations until January 29, 2002.

1. THE ANNUITY CONTRACT

       This prospectus describes the AUSA Freedom Premier(SM) variable annuity contract offered by AUSA.

       An annuity is a contract between you, the owner, and an insurance company (in this case AUSA), where the insurance company promises to pay the annuitant an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 below.) Until the maturity date, your annuity is in the accumulation period and the earnings generally are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

       The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

       It is a "flexible payment" Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.

       The Contract is a "variable" annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable investment portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon the performance of your investment choices for the income phase.

       The Contract also contains a fixed account. We will limit your allocation or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. The fixed account offers an interest rate that is guaranteed by AUSA to equal at least 3% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

2. ANNUITY PAYMENTS (THE INCOME PHASE)

       You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than 13 months after your Contract date. The maturity date cannot be later than the annuitant's 90th birthday. The maturity date may be earlier for qualified Contracts.

       ELECTION OF ANNUITY PAYMENT OPTION. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see page 16) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.

       If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.

       Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. If the annuitant dies before the maturity date, you may change the annuitant due to death of the annuitant. As of the maturity date and so long as we agree, you may elect a different annuitant or add a joint annuitant who will be a joint payee under a joint and survivor life income payment option. If you do not choose an annuitant, we will consider you to be the annuitant.

       When you annuitize, either under a fixed or variable annuity payment option, your annuity value will not be less than the "amount" you would have received if you had purchased a single premium immediate annuity contract offered by us at the time you annuitize. An "amount" will be the greater of the cash value or 95% of the annuity value of your Contract that was purchased using the single premium immediate annuity.

       SUPPLEMENTAL CONTRACT. Once you annuitize and if you have selected a fixed annuity payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

ANNUITY PAYMENT OPTIONS UNDER THE CONTRACT

       The Contract provides five annuity payment options that are described below. You may choose any annuity payment option available under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.

       We will use your "annuity proceeds" to provide these payments. The "annuity proceeds" is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.

       FIXED ANNUITY INCOME PAYMENTS. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:

        --     The amount of the annuity proceeds on the maturity date;
        --     The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and
        --     The specific payment option you choose.

       VARIABLE ANNUITY INCOME PAYMENTS. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract's assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract's assumed investment return of 5% at all times, then the dollar amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the dollar amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the dollar amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the daily separate account annuitization charge equal to an annual rate of 1.40% of subaccount assets) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.

       If you elect a variable annuity payment option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40%.

       The annuity payment options are explained below. Options A, B, and C are fixed only. Options D and E are variable only.

FIXED ANNUITY PAYMENT OPTIONS

       PAYMENT OPTION A -- FIXED INSTALLMENTS. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to AUSA.

       PAYMENT OPTION B -- LIFE INCOME: FIXED PAYMENTS.

        -- NO PERIOD CERTAIN -- We will make level payments only during the annuitant's lifetime;
        -- 10 YEARS CERTAIN -- We will make level payments for the longer of the annuitant's lifetime or 10 years; or
        -- GUARANTEED RETURN OF ANNUITY PROCEEDS -- We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

       PAYMENT OPTION C -- JOINT AND SURVIVOR LIFE INCOME: FIXED PAYMENTS. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

       For more information on how the fixed annuity payments are determined, see the SAI.

VARIABLE ANNUITY PAYMENT OPTIONS

       PAYMENT OPTION D -- VARIABLE LIFE INCOME. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:

        -- NO PERIOD CERTAIN -- We will make variable payments only during the annuitant's lifetime; or
        -- 10 YEARS CERTAIN -- We will make variable payments for the longer of the annuitant's lifetime or 10 years.

       PAYMENT OPTION E -- VARIABLE JOINT AND SURVIVOR LIFE INCOME. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

       Other annuity payment options may be arranged by agreement with us.

NOTE CAREFULLY: The death benefit payable after the maturity date will be affected by the annuity option you choose.

       If:

        -- you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and
        -- the annuitant(s) dies, for example, before the due date of the second annuity payment;

       Then:

        -- we may make only one annuity payment and there will be no death benefit payable.

       If:

        -- you choose Fixed Installments, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and
        -- the person receiving payments dies prior to the end of the guaranteed period;

       Then:

        -- the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.

       We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant's address of record. The annuitant is responsible for keeping AUSA informed of the annuitant's current address of record.

3. PURCHASE

CONTRACT ISSUE REQUIREMENTS

       We will issue a Contract if:

        --     we receive information we need to issue the Contract;
        --     we receive a minimum initial premium payment (except for 403(b)
               Contracts); and
        --     the annuitant is age 80 or younger.

PREMIUM PAYMENTS

       You should make checks or drafts for premium payments payable only to "AUSA Life" and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

INITIAL PREMIUM REQUIREMENTS

       The initial premium payment for nonqualified Contracts must be at least $5,000. However, you may make a minimum initial premium payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer. For traditional or Roth IRAs the minimum initial premium payment is $1,000 and for qualified Contracts other than traditional or Roth IRAs, the minimum initial premium payment is $50.

       We will credit your initial premium payment to your Contract within two business days after the day we receive it and your complete Contract information at our administrative office. If we are unable to credit your initial premium payment, we (or your agent) will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you tell us (or your agent) to keep it. We will credit your initial premium payment as soon as we receive all necessary application information.

       The date on which we credit your initial premium payment to your Contract is the Contract date. If we receive your complete Contract application and initial premium payment on the 29th, 30th or 31st day of the month, your Contract date will be the 28th day of the month. We will, however, credit your initial premium payment on the business day on which we actually receive the payment, provided your application is complete. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

       Generally, we will credit your initial premium payment at the accumulation unit value computed at the end of the business day on which we receive it and have all necessary application information at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your initial premium payment and complete application after the close of our business day, we will calculate and credit it as of the close of the next business day.

       Although we do not anticipate delays in processing your application, we may experience delays if agents fail to forward applications and premium payments to our administrative office in a timely manner.

       If you wish to make premium payments by bank wire, please instruct your bank to wire federal funds as follows:

                              All First Bank of Baltimore
                              ABA #: 052000113
                              For credit to: AUSA Life
                              Account #: 89540281
                              Owner's Name:
                              Contract Number:
                              Attention: General Accounting

       We may reject any application or premium payments for any reason permitted by law.

ADDITIONAL PREMIUM PAYMENTS

       You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept premium payments by bank wire or by check. Additional premium payments must be at least $50 ($100 monthly in the case of nonqualified Contracts with a $1,000 initial premium payment and $1,000 if by wire). We will credit any additional premium payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your premium payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

MAXIMUM PREMIUM PAYMENTS

       We allow premium payments up to a total of $1,000,000 in any Contract year without prior approval. There is no limit on the total premium payments you may make during the accumulation period.

ALLOCATION OF PREMIUM PAYMENTS

       On the Contract date, we will allocate your premium payment to the investment choices you selected on your application. Your allocation must be in whole percentages which must total 100%. We will allocate additional premium payments as you selected on your application, unless you request a different allocation.

       We will limit allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.

       You may change allocations for future additional premium payments by writing or telephoning the administrative office, subject to the limitations described under Telephone or Fax Transactions on page 26. The allocation change will apply to premium payments received after the date we receive the change request.

       YOU SHOULD REVIEW PERIODICALLY HOW YOUR PAYMENTS ARE DIVIDED AMONG THE SUBACCOUNTS BECAUSE MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES MAY CHANGE.

RIGHT TO CANCEL PERIOD

       You may return your Contract for a refund within 10 days after you receive it. If you return your Contract within this period, we will refund your original premium payment(s). We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void.

ANNUITY VALUE

       You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each valuation date and ends at the close of business on the next valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE.

ACCUMULATION UNITS

       We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount's accumulation unit value as of the end of that valuation date. If you partially surrender or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge or any surrender charge, we subtract accumulation units from the subaccounts using the same method.

       Each subaccount's accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value reflects the investment performance and fees and expenses of the underlying portfolio, and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

4. INVESTMENT CHOICES

THE SEPARATE ACCOUNT

       The separate account currently consists of 42 subaccounts offered through this Contract.

       THE FUNDS. Each subaccount invests exclusively in one portfolio of a fund. The portfolios, their investment objectives and advisers or sub-advisers are listed below.

PORTFOLIO                                       INVESTMENT OBJECTIVE             ADVISER OR SUB-ADVISER
AEGON Bond                                 Seeks the highest possible        Banc One Investment Advisors
                                           current income within the         Corp.
                                           confines of the primary goal
                                           of insuring the protection of
                                           capital.
Aggressive Asset Allocation*               Seeks capital appreciation and    AEGON/Transamerica Fund
                                           current income.                   Advisers, Inc.
Alger Aggressive Growth                    Seeks long-term capital           Fred Alger Management, Inc.
                                           appreciation.
American Century International             Seeks capital growth.             American Century Investment
                                                                             Management, Inc.
Capital Guardian U.S. Equity               Seeks to provide long-term        Capital Guardian Trust Company
                                           growth of capital.
Capital Guardian Value                     Seeks to provide long-term        Capital Guardian Trust Company
                                           growth of capital and income
                                           through investments in a
                                           portfolio comprised primarily
                                           of equity securities of U.S.
                                           issuers and securities whose
                                           principal markets are in the
                                           U.S. (including American
                                           Depositary Receipts) and other
                                           U.S. registered foreign
                                           securities.
Clarion Real Estate Securities             Seeks long-term total returns     Clarion CRA Securities, LP
                                           from investments primarily in
                                           equity securities of real
                                           estate companies.
Conservative Asset Allocation*             To seek current income and        AEGON/Transamerica Fund
                                           preservation of capital.          Advisers, Inc.
Dreyfus Mid Cap                            Seeks total investment returns    The Dreyfus Corporation
                                           (including capital
                                           appreciation and income),
                                           which consistently outperform
                                           the S&P 400 Mid Cap Index.
Federated Growth & Income                  Seeks total return by             Federated Investment
                                           investing in securities that      Counseling
                                           have defensive
                                           characteristics.
Gabelli Global Growth                      Seeks to provide investors        Gabelli Asset Management
                                           with appreciation of capital.     Company
GE U.S. Equity                             Seeks long-term growth of         GE Asset Management
                                           capital.                          Incorporated
Goldman Sachs Growth                       Seeks long-term growth of         Goldman Sachs Asset Management
                                           capital.
Great Companies -- America(SM)             Seeks long-term growth of         Great Companies, L.L.C.
                                           capital.

PORTFOLIO                                       INVESTMENT OBJECTIVE             ADVISER OR SUB-ADVISER
Great Companies -- Global(2)               Seeks long-term growth of         Great Companies, L.L.C.
                                           capital in a manner consistent
                                           with preservation of capital.
Great Companies -- Technology(SM)          Seeks long-term growth of         Great Companies, L.L.C.
                                           capital.
J.P. Morgan Enhanced Index                 Seeks to earn a total return      J.P. Morgan Investment
                                           modestly in excess of the         Management Inc.
                                           total return performance of
                                           the S&P 500 Index (including
                                           the reinvestment of dividends)
                                           while maintaining a volatility
                                           of return similar to the S&P
                                           500 Index.
Janus Balanced                             Seeks long-term capital           Janus Capital Management LLC
                                           growth, consistent with
                                           preservation of capital and
                                           balanced by current income.
Janus Growth                               Seeks growth of capital.          Janus Capital Management LLC
LKCM Capital Growth                        Seeks long-term growth of         Luther King Capital Management
                                           capital through a disciplined     Corporation
                                           investment approach focusing
                                           on companies with superior
                                           growth prospects.
LKCM Strategic Total Return                Seeks to provide current          Luther King Capital Management
                                           income, long-term growth of       Corporation
                                           income and capital
                                           appreciation.
Moderate Asset Allocation*                 Seeks capital appreciation.       AEGON/Transamerica Fund
                                                                             Advisers, Inc.
Moderately Aggressive Asset Allocation*    Seeks capital appreciation.       AEGON/Transamerica Fund
                                                                             Advisers, Inc.
Munder Net50                               Seeks long-term capital           Munder Capital Management
                                           appreciation.
PBHG Mid Cap Growth                        Seeks capital appreciation.       Pilgrim Baxter & Associates,
                                                                             Ltd.
PBHG/NWQ Value Select                      Seeks to achieve maximum,         Pilgrim Baxter & Associates,
                                           consistent total return with      Ltd.
                                           minimum risk to principal.        NWQ Investment Management
                                                                             Company, Inc.
PIMCO Total Return                         Seeks maximum total return        Pacific Investment Management
                                           consistent with preservation      Company LLC
                                           of capital and prudent
                                           investment management.
Salomon All Cap                            Seeks capital appreciation.       Salomon Brothers Asset
                                                                             Management, Inc
T. Rowe Price Dividend Growth              Seeks to provide an increasing    T. Rowe Price Associates, Inc.
                                           level of dividend income,
                                           long-term capital
                                           appreciation, and reasonable
                                           current income, through
                                           investments primarily in
                                           dividend paying stocks.

PORTFOLIO                                       INVESTMENT OBJECTIVE             ADVISER OR SUB-ADVISER
T. Rowe Price Small Cap                    Seeks long-term growth of         T. Rowe Price Associates, Inc.
                                           capital by investing primarily
                                           in common stocks of small
                                           growth companies.
Third Avenue Value                         Seeks long-term capital           EQSF Advisers, Inc.
                                           appreciation.
Transamerica Convertible Securities        Seeks maximum total return        Transamerica Investment
                                           through a combination of          Management, LLC
                                           current income and capital
                                           appreciation.
Transamerica Equity                        Seeks to maximize long-term       Transamerica Investment
                                           growth.                           Management, LLC
Transamerica Growth Opportunities          Seeks to maximize long-term       Transamerica Investment
                                           growth.                           Management, LLC
Transamerica Money Market                  Seeks to obtain maximum           Transamerica Investment
                                           current income consistent with    Management, LLC
                                           preservation of principal and
                                           maintenance of liquidity.
Transamerica U.S. Government Securities    Seeks to provide as high a        Transamerica Investment
                                           level of total return as is       Management, LLC
                                           consistent with prudent
                                           investment strategies by
                                           investing under normal
                                           conditions at least 80% of its
                                           assets in U.S. government debt
                                           obligations and
                                           mortgage-backed securities
                                           issued or guaranteed by the
                                           U.S. government, its agencies
                                           or government-sponsored
                                           entities.
Transamerica Value Balanced                Seeks preservation of capital     Transamerica Investment
                                           and competitive investment        Management, LLC
                                           returns.
Value Line Aggressive Growth               Seeks to realize capital          Value Line, Inc.
                                           growth.
Van Kampen Emerging Growth                 Seeks capital appreciation by     Van Kampen Asset Management
                                           investing primarily in common     Inc.
                                           stocks of small and
                                           medium-sized companies.
VIP Contrafund(R) Portfolio                Seeks long-term capital           Fidelity Management & Research
                                           appreciation.                     Company
VIP Equity-Income Portfolio                Seeks reasonable income.          Fidelity Management & Research
                                                                             Company
VIP Growth Opportunities Portfolio         Seeks to provide capital          Fidelity Management & Research
                                           growth.                           Company

 *Each asset allocation portfolio invests in a combination of underlying Series
  Fund portfolios.

       The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or sub-adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to the portfolios offered by this prospectus.

       THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE(S). FOR EXAMPLE, DURING EXTENDED PERIODS OF LOW INTEREST RATES, THE YIELD OF A MONEY MARKET SUBACCOUNT MAY BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. MORE DETAILED INFORMATION MAY BE FOUND IN THE FUND PROSPECTUSES. YOU SHOULD READ THE FUND PROSPECTUSES CAREFULLY BEFORE YOU INVEST.

       Please contact our administrative office at 1-800-322-7353 (Monday-Friday 8:00 a.m.-5:00 p.m. Eastern Time) or visit our website (www.ausalife.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

       We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.

THE FIXED ACCOUNT

       Premium payments you allocate to and amounts you transfer to the fixed account become part of the general account of AUSA. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, neither the general account nor any interests in the general account is generally subject to the provisions of the 1933 Act or 1940 Act. AUSA has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relates to the fixed account.

       We guarantee that the interest credited to the fixed account will not be less than 3% per year. We have no formula for determining fixed account current interest rates. We establish the interest rate, at our sole discretion, for each premium payment or transfer into the fixed account. Rates are guaranteed for at least one year.

       If you select the fixed account, your money will be placed with the other general assets of AUSA. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase. You may not transfer money between the fixed account and the subaccounts during the income phase.

       When you request a transfer or partial surrender from the fixed account, we will account for it on a first-in, first-out ("FIFO") basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may transfer money from the fixed account to the subaccounts once each Contract year, subject to certain restrictions. You may not make partial surrenders from the fixed account unless we consent.

       We will limit allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.

TRANSFERS

       During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program.

       Transfers from the fixed account are allowed only once each Contract year. We must receive written notice within 30 days after a Contract anniversary. The amount that may be transferred is the greater of (1) 50% of the dollar amount in the fixed account, or (2) the amount you transferred out of the fixed account in the previous Contract year. Although we currently allow you to transfer 50% of the dollar amount in the fixed account, we reserve the right to reduce this percentage to 25%.

       During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account during the income phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. No transfers may be made to or from the fixed account after the maturity date. We may limit subaccount transfers to once per Contract year.

       Transfers may be made by telephone or fax, subject to limitations described under Telephone or Fax Transactions on page 26.

       If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. Currently, there is no charge for transfers from the fixed account.

       Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our administrative office, provided we receive your request at our administrative office before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

       COSTS AND MARKET TIMING.   Some investors try to profit from various
strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all portfolios have adopted special policies to discourage short-term trading. Specifically, each portfolio reserves the right to reject any transfer request that it regards as disruptive to efficient portfolio management. A transfer request could be rejected because of the timing of the investment or because of a history of excessive transfers by the owner.

       THE PORTFOLIOS DO NOT PERMIT MARKET TIMING. DO NOT INVEST WITH US IF YOU ARE A MARKET TIMER. WHEN WE IDENTIFY YOU AS A MARKET TIMER, WE WILL IMMEDIATELY NOTIFY YOUR AGENT WHO

WILL THEN NOTIFY YOU THAT ANY ADDITIONAL REQUESTS FOR TRANSFERS WILL BE SUBJECT TO CERTAIN RESTRICTIONS, INCLUDING THE LOSS OF ELECTRONIC AND TELEPHONE TRANSFER PRIVILEGES.

       The Contract you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio's operations or if a portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.

       We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

DOLLAR COST AVERAGING PROGRAM

       Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the AUSA Transamerica Money Market subaccount, the AUSA AEGON Bond subaccount or any combination of these accounts, to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer at least $1,000 monthly. To qualify, a minimum of $5,000 must be in each subaccount from which we make transfers.

       There is no charge for this program. However, these transfers do count towards the 12 free transfers allowed during each Contract year.

       If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.

       By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.

       We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.

ASSET REBALANCING PROGRAM

       During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing. To enter into asset rebalancing, please send a request form to the administrative office. To end participation in asset rebalancing, please call or write to the administrative office. Entrance to the asset rebalancing program is limited to once per Contract year. However, we will not rebalance if you are in the dollar cost averaging or systematic partial surrender program, if you elect to participate in any asset allocation service provided by a third party or if you request any other transfer. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

       To qualify for asset rebalancing, a minimum annuity value of $5,000 for an existing Contract, or a minimum initial premium payment of $5,000, for a new Contract, is required. Any annuity value in the fixed account value may not be included in the asset rebalancing program. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

       There is no charge for this program. However, each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

       We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

TELEPHONE OR FAX TRANSACTIONS

       You may make transfers, change the allocation of additional premium payments and request partial surrenders by telephone. Telephonic partial surrenders are not allowed in the following situations:

        --     for qualified Contracts (except IRAs);
        --     if the amount you want to withdraw is greater than $50,000; or
        --     if the address of record has been changed within the past 10 days.

       Upon instructions from you, the registered representative/agent of record for your Contract may also make telephonic transfers or partial surrenders for you. If you do not want the ability to make transfers or partial surrenders by telephone, you should notify us in writing.

       You may make telephonic transfers, allocation changes or request partial surrenders by calling our toll-free number: 1-800-322-7353 (Monday-Friday 8:00 a.m.-5:00 p.m. Eastern Time). You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

       You may also fax your transfer or partial surrender request to us at 1-800-322-7361. We will not be responsible for same day processing of transfers if you fax your transfer request to a number other than this fax number. We will not be responsible for transmittal problems which are not reported to us by the following business day. Any reports must be accompanied by proof of the faxed transmittal.

       We cannot guarantee that telephone or fax transactions will always be available. For example, our administrative office may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. Outages or slowdowns may prevent or delay our receipt of your request.

       In addition, you should protect your personal identification number ("PIN") because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions via an automated telephone or online system is you or is authorized to act on your behalf.

       Telephone or fax orders must be received before 4:00 p.m. Eastern Time to assure same-day pricing of the transaction. We may discontinue this option at any time.

THIRD PARTY INVESTMENT SERVICES

       AUSA or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. Such independent third parties may or may not be appointed AUSA agents for the sale of Contracts.

       AUSA DOES NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE, SO THAT PERSONS OR FIRMS OFFERING SUCH SERVICES DO SO INDEPENDENT FROM ANY AGENCY RELATIONSHIP THEY MAY HAVE WITH AUSA FOR THE SALE OF CONTRACTS. AUSA, THEREFORE, TAKES NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATIONS AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

       AUSA does not currently charge you any additional fees for providing these support services. AUSA reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

5. EXPENSES

       There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period.

MORTALITY AND EXPENSE RISK CHARGE

       We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.00% of the average daily net assets that you have invested in each subaccount. This charge is deducted daily from the subaccounts during the accumulation period. During the income phase, if you elect a variable annuity payment option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.

       If these charges do not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if these charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges. We may use any profits to cover distribution costs.

ADMINISTRATIVE CHARGE

       We deduct an annual administrative charge to cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.40% per year of the average daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during the accumulation period.

ANNUAL CONTRACT CHARGE

       We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary during the accumulation period and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct this charge to cover our costs of administering the Contracts. We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders (including any surrender charges), equals or exceeds $50,000 on the Contract anniversary for which the charge is payable.

TRANSFER CHARGE

       You are allowed to make 12 free transfers among the subaccounts per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging and asset rebalancing transfers are considered transfers. All transfer requests made on the same day are treated as a single request. Currently, there is no charge for transfers from the fixed account. We deduct the charge to compensate us for the cost of processing the transfer.

PREMIUM TAXES

       A premium tax is a regulatory tax that some states assess on the premium payments made into a contract. New York does not currently assess premium taxes on the premium payments you make.

FEDERAL, STATE AND LOCAL TAXES

       We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

SURRENDER CHARGE

       During the accumulation period, except under certain qualified Contracts, you may surrender part or all of the Contract's annuity value. We impose a surrender charge to help us recover sales expenses, including broker/dealer compensation and printing, sales literature and advertising costs. We expect to profit from this charge. We deduct this charge from your annuity value at the time you request a partial or complete surrender.

       Unless we otherwise consent, the minimum amount available each time you request a partial surrender is $500.

       If you take a partial surrender or if you surrender your Contract completely, we will deduct a surrender charge of up to 7% of premium payments surrendered within seven years after we receive a premium payment. We calculate the surrender charge on the full amount we must withdraw from your annuity value in order to pay the surrender amount, including the surrender charge. To calculate surrender charges, we treat surrenders as coming first from the oldest premium payment, then the next oldest and so forth.

       The following schedule shows the surrender charges that apply during the seven years following each premium payment:

    NUMBER OF MONTHS SINCE                    SURRENDER
     PREMIUM PAYMENT DATE                       CHARGE
          12 or less                              7%
        13 through 24                             7%
        25 through 36                             6%
        37 through 48                             5%
        49 through 60                             4%
        61 through 72                             3%
        73 through 84                             2%
          85 or more                              0%

       For example, assume your premium is $100,000, you have taken no partial surrenders, your annuity value is $106,000 in the 15th contract month and you request a full surrender. You would pay a surrender charge of $7,000 on the $100,000 premium, (7% of $100,000). Likewise, if there was a market loss and you requested a full surrender (annuity value is $80,000), you would pay a surrender charge of $7,000 (7% of $100,000).

       No free amount is available with a complete surrender. See Partial Surrender Up to the Free Amount below for details.

       Keep in mind that partial and complete surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, partial and complete surrenders are considered to come from earnings first.

       There are two ways that you may make a partial surrender and we will not deduct the full surrender charge:

       1. PARTIAL SURRENDERS UP TO THE FREE AMOUNT. During any Contract year, you may request a partial surrender and we will not impose a surrender charge on any amount up to the maximum free amount. However, if you later completely surrender your Contract while surrender charges still apply, we will deduct from your annuity value the charge we would have deducted if there had been no free amount. For partial surrenders under the Contract, the maximum free amount you can partially surrender without a surrender charge is equal to (A) plus (B) where:

(A) is equal to:

       (i)  the annuity value on the date of the partial surrender; plus
       (ii) any amounts previously surrendered from the Contract under (B) below; plus
       (iii) any amounts previously surrendered from the Contract that were subject to surrender charges; minus
       (iv)  the total of all premiums paid for the Contract.

and

(B) is equal to:
       (i)  10% of the remaining annuity value following the determination of
            (A) above on the date of the partial surrender; minus
       (ii) any amounts partially surrendered under (B)(i) above during the Contract year in which the partial surrender is requested.

       For example, assume that you make a $100,000 premium payment to your Contract at issue and make no more premium payments. Also assume at the end of the 13th Contract month there is an annuity value of $108,000 before a partial surrender of $11,000 is taken out surrender charge free ($8,000 is surrender charge free under (A) ($108,000 - $100,000 = $8,000), and $3,000 is surrender charge free under (B) ($100,000 (LOGO) 10% = $10,000 maximum amount under (B)). If, at the end of the 19th Contract month, there is an annuity value of $106,000 before a partial surrender of $20,000 is taken out, the surrender charge on this partial surrender will be calculated as follows:

       (A)(i)  -- $106,000 is the annuity value on the date of the partial surrender; and is added to
       (A)(ii)  -- $3,000 is the amount of the surrender that occurred in the
                   13th month surrendered under (B) of the formula (see paragraph above); plus
       (A)(iii) -- $0 are amounts previously surrendered that were subject to surrender charges; minus
       (A)(iv) -- $100,000 is the total of all premiums paid.

The total for (A) is:   $106,000 + $3,000 + $0 - $100,000 = $9,000

AND

       (B)(i)  -- $9,700 is 10% of the remaining annuity value following the determination of (A) above on the date of partial surrender [$106,000 - $9,000 = $97,000 (remaining annuity value) (LOGO)
                  10% = $9,700] ; minus
       (B)(ii) -- $3,000 is the amount partially surrendered under (B)(i). above during the Contract year in which the current partial surrender is requested.

The total for (B) is:   $9,700 - $3,000 = $6,700.

       The maximum amount of this partial surrender available without a surrender charge is $9,000 (A) + $6,700 (B) = $15,700.

       The portion of this partial surrender which is subject to a surrender charge is $20,000 - $15,700 = $4,300.

       The surrender charge is calculated to be $323.66 (7% of $4,624).

       The total amount we will deduct from your annuity value for the surrender will be $20,323.66 which includes the surrender charge. You will receive $20,000.

       2. SYSTEMATIC PARTIAL SURRENDERS. During any Contract year, you may make a systematic partial surrender on a monthly, quarterly, semi-annual or annual basis without paying surrender charges. Systematic partial surrenders must be at least $50. The amount of the systematic partial surrender may not exceed 10% of the annuity value at the time the surrender is made, divided by the number of surrenders made per calendar year. We reserve the right to discontinue systematic partial surrenders if any surrender would reduce your annuity value below $5,000.

       You may elect to begin or discontinue systematic partial surrenders at any time. However, we must receive written notice at least 30 days prior to the date systematic partial surrenders are to be discontinued. (Additional limitations apply. See Systematic Partial Surrenders on page 37.)

PORTFOLIO MANAGEMENT FEES

       The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. A description of these fees and expenses is found in the Annuity Contract Fee Table on page 10 of this prospectus and in the fund prospectuses.

       Our affiliate, AFSG, the principal underwriter for the Contracts, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Contracts, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

6. TAXES

       NOTE: AUSA has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances. We believe that the Contract qualifies as an annuity contract for federal income tax purposes and the following discussion assumes it so qualifies. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

       Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.

       Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out either as a partial or complete surrender, or as annuity payments, or as a death benefit. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- qualified or nonqualified (discussed below).

       You will generally not be taxed on increases in the value of your Contract until a distribution occurs -- either as a partial or complete surrender, as a death benefit, or as annuity payments.

       When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a nonqualified Contract, the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NONQUALIFIED CONTRACTS

       If you purchase the Contract under an individual retirement annuity, a 403(b) plan, 457 plan, or pension or profit sharing plan, your Contract is referred to as a qualified Contract.

       If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a nonqualified Contract.

       Because variable annuity contracts provide tax deferral whether purchased as a qualified Contract or nonqualified Contract, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a qualified Contract.

       A qualified Contract may be used in connection with the following plans:

        -- INDIVIDUAL RETIREMENT ANNUITY (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if the owner meets certain rules.
        -- TAX-SHELTERED ANNUITY PLAN (403(B) PLAN): A 403(b) plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.
        -- CORPORATE PENSION, PROFIT-SHARING AND H.R. 10 PLANS: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.
        -- DEFERRED COMPENSATION PLAN (457 PLAN): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.

       There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.

PARTIAL AND COMPLETE SURRENDERS -- NONQUALIFIED CONTRACTS

       In general, if you make a partial surrender or systematic partial surrender from your Contract, the Code treats that surrender as first coming from earnings and then from your premium payments. When you make a partial surrender, you are taxed on the amount of the surrender that is earnings. When you make a complete surrender you are generally taxed on the amount that your surrender proceeds exceed your premium payments, reduced by amounts partially surrendered which were not includable in gross income. Loans, pledges and assignments are taxed in the same manner as partial and complete surrenders. Different rules apply for annuity payments.

       In the event of a partial surrender or systematic partial surrender from, or complete surrender of, a nonqualified Contract, we will withhold for tax purposes the minimum amount required by law, unless the owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

       The Code also provides that surrendered earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:

        --     paid on or after the taxpayer reaches age 59 1/2;
        --     paid after an owner dies;
        --     paid if the taxpayer becomes totally disabled (as that term is defined in the Code);
        --     paid in a series of substantially equal payments made annually
               (or more frequently) under a lifetime annuity;
        --     paid under an immediate annuity; or
        --     which come from premium payments made prior to August 14, 1982.

MULTIPLE CONTRACTS

       All nonqualified, deferred annuity contracts entered into after October 21, 1988 that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION AND DISTRIBUTION REQUIREMENTS

       The Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Qualified and nonqualified Contracts must meet certain distribution requirements upon an owner's death in order to be treated as an annuity contract. A qualified Contract (except a Roth IRA) must also meet certain distribution requirements during the owner's life. These diversification and distribution requirements are discussed in the SAI. We may modify the Contract to attempt to maintain favorable tax treatment.

PARTIAL AND COMPLETE SURRENDERS -- QUALIFIED CONTRACTS

       The above information describing the taxation of nonqualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts distributed from the Contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.

       In the case of a partial surrender, systematic partial surrender, or complete surrender distributed to a participant or beneficiary under a qualified Contract (other than a Roth IRA or a qualified Contract under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.

       The Code limits distributions of premium payments from certain 403(b) Contracts. Distributions generally can only be made when an owner:

        --     reaches age 59 1/2;
        --     leaves his/her job;
        --     dies;
        --     becomes disabled (as that term is defined in the Code); or
        --     in the case of hardship. However, in the case of hardship, the owner can only partially surrender the premium payments and not any earnings.

       Defaulted loans from Code Section 401(a) or 403(b) arrangements, and pledges and assignments of qualified Contracts generally are taxed in the same manner as surrenders from such Contracts.

TAXATION OF DEATH BENEFIT PROCEEDS

       We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

        -- if distributed in a lump sum, these amounts are taxed in the same manner as a complete surrender; or
        -- if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

       For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments, less amounts received which were not includable in gross income.

ANNUITY PAYMENTS

       Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified Contracts (other than a Roth IRA, as to which there are special rules), only a portion of the annuity payments you receive will be includable in your gross income.

       The excludable portion of each annuity payment you receive generally will be determined as follows:

        -- FIXED PAYMENTS -- by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

        -- VARIABLE PAYMENTS -- by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

       The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income and subject to tax as ordinary income.

       If we permit you to select more than one annuity payment option, special rules govern the allocation of the Contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.

       If, after the maturity date, annuity payments stop because of an annuitant's death, the excess (if any) of the "investment in the contract" as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS

       If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also the owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

SEPARATE ACCOUNT CHARGES

       It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to you. Although we do not believe that the fees associated with any optional benefit provided under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

POSSIBLE TAX LAW CHANGES

       Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.

       We have the right to modify the Contract to meet the requirements of any applicable federal or state laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive, subject to prior approval by the Superintendent of Insurance of the State of New York. We make no guarantee regarding the tax status of any Contract and do not intend that the above discussion be construed as tax advice.

7. ACCESS TO YOUR MONEY

PARTIAL AND COMPLETE SURRENDERS

       During the accumulation period, you can have access to the money in your Contract in several ways:

        --     by making either a partial or complete surrender; or
        --     by taking annuity payments.

       If you want to surrender your Contract completely, you will receive the cash value, which equals the annuity value of your Contract, minus:

        --     any surrender charges (See Section 5, Expenses -- Surrender
               Charge for details);
        --     any loans;
        --     the annual Contract charge; and
        --     any applicable premium taxes.

       The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for surrender at our administrative office, unless you specify a later date in your request.

       No partial surrender is permitted if it would reduce the cash value below $5,000. You may not make partial surrenders from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial surrender from each of the investment choices in proportion to the annuity value.

       Unless we otherwise consent, the minimum amount available each time you request a partial surrender is $500.

       Remember that any partial surrender you make will reduce the annuity value. Under some circumstances, a partial surrender will reduce the death benefit by more than the dollar amount of the partial surrender. See Section 9, Death Benefit, and the SAI for more details.

       Income taxes, federal tax penalties and certain restrictions may apply to any partial or complete surrender you make.

       We must receive a properly completed surrender request which must contain your original signature. We will accept fax or telephone requests for partial surrenders as long as the surrender proceeds are being sent to the address of record. The maximum surrender amount you may request by fax or telephone is $50,000.

       When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).

       For your protection, we will require a signature guarantee for:

        --     all requests for partial or complete surrenders over $500,000;
        --     where the partial or complete surrender proceeds will be sent to an address other than the address of record; or
        --     any request for partial or complete surrender within 30 days of an address change.

       All signature guarantees must be made by:

        --     a national or state bank;
        --     a member firm of a national stock exchange; or
        --     any institution that is an eligible guarantor under SEC rules and regulations.

       Notarization is not an acceptable form of signature guarantee.

       If the Contract's owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any surrender. Other restrictions will apply to Section 403(b) qualified Contracts. For more information, call us at 1-800-322-7353 (Monday-Friday 8:00 a.m.-5:00 p.m. Eastern Time).

DELAY OF PAYMENT AND TRANSFERS

       Payment of any amount due from the separate account for a partial or complete surrender, a death benefit, loans or on the death of the owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

        -- the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or
        -- an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
        -- the SEC, by order, permits deferral for the protection of our Contract owners.

       In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

       We reserve the right to defer payment of transfers, partial or complete surrenders, death benefits and loan amounts from the fixed account for up to six months.

       If mandated under applicable law, we may be required to reject a premium payment and/or block a Contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators.

SYSTEMATIC PARTIAL SURRENDERS

       During the accumulation period, you can elect to receive regular payments from your Contract without paying surrender charges by using systematic partial surrenders. Unless you specify otherwise, we will deduct systematic partial surrender amounts from each subaccount (and, if we consent, the fixed account) in proportion to the value each subaccount bears to the annuity value at the time of the partial surrender. You can partially surrender up to 10% of your annuity value annually (or up to 10% of your initial premium payment if a new Contract), in equal monthly, quarterly, semi-annual or annual payments of at least $50. Your initial premium payment, if a new Contract, or your annuity value, if an existing Contract, must equal at least $25,000. We will not process a systematic partial surrender if the annuity value for the entire Contract would be reduced below $5,000. No systematic partial surrenders are permitted from the fixed account without our prior consent.

       There is no charge for taking systematic partial surrenders. You may stop systematic partial surrenders at any time, but we must receive written notice at our administrative office at least 30 days prior to the date systematic partial surrenders are to be discontinued. We reserve the right to discontinue offering systematic partial surrenders 30 days after we send you written notice.

       YOU CAN TAKE SYSTEMATIC PARTIAL SURRENDERS DURING THE ACCUMULATION PERIOD ONLY. ON THE MATURITY DATE, YOU MUST ANNUITIZE THE CONTRACT AND SYSTEMATIC PARTIAL SURRENDER PAYMENTS MUST STOP.

       Income taxes, federal tax penalties and other restrictions may apply to any systematic partial surrender you receive.

CONTRACT LOANS FOR CERTAIN QUALIFIED CONTRACTS

       You can take Contract loans during the accumulation period when the Contract has been in force for at least 10 days and:

        --     is used in connection with a tax-sheltered annuity plan under
               Section 403(b) of the Code (limit of one Contract loan per Contract year); or
        -- is purchased by a pension, profit-sharing, or other similar plan under Section 401(a) of the Code (including Section 401(k) plans -- please contact your plan administrator).

       The maximum amount you may borrow against the Contract is the lesser of:

        --     50% of the annuity value; or
        --     $50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.

       The minimum loan amount is $1,000. You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employment Retirement Income Security Act of 1974 ("ERISA"). In addition, the Department of Labor has issued regulations governing loans taken by plan participants under retirement plans subject to ERISA. These regulations require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, charge a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You and your employer are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

       The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

       On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid accrued interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current premium payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

       If all Contract loans and unpaid interest due on the loan exceeds the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.

       You can repay any Contract loan in full:

        --     while the Contract is in force, and
        --     during the accumulation period.

       NOTE CAREFULLY: If you do not repay your Contract loan, we will subtract the amount of the unpaid loan balance plus interest from:

        --     the amount of any death benefit proceeds;
        --     the amount we pay upon a partial or complete surrender; or
        --     the amount we apply on the maturity date to provide annuity payments.

       You must pay interest on the loan at the rate of 5% per year. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 3%. Principal and interest must be repaid:

        --     in level quarterly or monthly payments over a 5-year period; or
        --     over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

       An extended repayment period cannot go beyond the year you turn 70 1/2.

       If:

        -- a repayment is not received within 31 days from the original due date;

       Then:

        -- a distribution of all Contract loans and unpaid accrued interest, and any applicable charges, including any surrender charge, will take place.

       This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract not to qualify under Section 401(a) or 403(b) of the Code.

       You may fax your loan request to us at 1-800-322-7361.

       The loan date is the date we process the loan request. For your protection, we will require a signature guarantee for any loan request with 30 days of an address change. We reserve the right to limit the number of Contract loans to one per Contract year.

8. PERFORMANCE

       We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.

       First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense risk charge, the administrative charge, the annual Contract charge and the surrender charge. These figures are based on the actual historical performance of the subaccounts investing in the underlying portfolios since their inception, adjusted to reflect current Contract charges.

       Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the surrender charge currently assessed under the Contract. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

       Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

       Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

       The Series Fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the Series Fund portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the "Similar Sub-Adviser Funds." None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The Similar Sub-Adviser Funds are not available for investment under the Contract.

       Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9. DEATH BENEFIT

PAYMENTS ON DEATH

       We will pay death benefit proceeds to your beneficiary(ies), under certain circumstances, if you are both the owner and annuitant, and you die during the accumulation period (that is before the maturity date). The beneficiary may choose to receive payment of his or her portion of the death benefit proceeds under a life annuity payment option, to continue the Contract in the accumulation period for a specified number of years, or to receive a lump sum payment.

       If a beneficiary does not choose one of these options, then the default option for nonqualified Contracts is complete distribution of the beneficiary's interest within 5 years of the owner's death, and the default option for qualified Contracts is payout over a beneficiary's life expectancy. Please see Alternate Payment Elections Before the Maturity Date on page 43 for details.

       BEFORE THE MATURITY DATE. Payment of the death benefit proceeds depends on the status of the person who dies, as shown below:

----------------------------------------------------------------------------------
  PERSON WHO DIES BEFORE MATURITY DATE                    BENEFIT
----------------------------------------------------------------------------------
 If an owner and the annuitant are the    Then, the death benefit proceeds will be
 SAME person, and that person dies:       paid to the beneficiaries, if
                                          alive,(1)(2)(3)(4) or the surviving
                                          spouse may continue the Contract.(5)
----------------------------------------------------------------------------------
 If the surviving spouse who continued    Then, we pay the death benefit proceeds
 the Contract dies:                       to the beneficiaries, if alive,
                                          otherwise to the surviving spouse's
                                          estate.
----------------------------------------------------------------------------------
 If the owner and the annuitant are NOT   Then, the owner becomes the annuitant
 the same person, and an annuitant dies   and the Contract continues.
 first:
----------------------------------------------------------------------------------
 If the owner and the annuitant are NOT   Then, the beneficiary(1)(5)(6)(7) named
 the same person, and an owner dies       by the deceased owner receives the cash
 first:                                   value.
----------------------------------------------------------------------------------

(1) The Code requires that payment to the beneficiaries be made in a certain manner and within certain strict timeframes. We discuss these timeframes in Alternate Payment Elections Before the Maturity Date below.
(2) If neither the surviving spouse nor any beneficiary is alive on the death report day, then the death benefit proceeds are paid to the owner's estate. If the sole beneficiary was living on the owner/annuitant's date of death, but died before the death report day, the death benefit is paid to the owner's estate, not to the beneficiary's estate. If the sole beneficiary was living on the owner's date of death but died before the death report day, the death benefit is paid to the owner's estate, not to the beneficiary's estate.
(3) If a beneficiary elects to receive his or her portion of the death benefit proceeds within five years of the date of death of the annuitant, or over a period that does not exceed such beneficiary's life expectancy (the "distribution period"), then the Contract will continue with some modifications until the end of the elected distribution period. We will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. If such beneficiary dies during the distribution period, we will pay the remaining value of the death benefit proceeds to the contingent beneficiary, if named by the owner. If no contingent beneficiary is named, such payment will be made to the beneficiary's estate.
(4)If there are multiple beneficiaries, each beneficiary may elect, individually, how he or she wishes to receive his or her proportionate share of the death benefit proceeds.
(5) If the sole beneficiary is alive and is the deceased owner's surviving spouse at the time of the deceased owner's death, then the Contract will continue with the spouse as the new owner.
(6) If none of the beneficiaries is the deceased owner's surviving spouse, then any living beneficiary must receive the cash value in the manner and within the timeframes discussed below in Alternate Payment Elections Before the Maturity Date.
(7) If no beneficiary is alive, the cash value must be distributed to the owner's estate within 5 years of the deceased owner's death.

       Different rules apply if the owner or a beneficiary is not a natural person. Please consult the SAI, your Contract or your agent for more details.

       AFTER THE MATURITY DATE. The death benefit paid after the start of annuity payments depends upon the annuity option you selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on pages 15 and 16. Not all payment options provide for a death benefit.

       If an annuitant dies on or after the start of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the annuitant's death.

AMOUNT OF DEATH BENEFIT BEFORE THE MATURITY DATE

       The death benefit proceeds may be paid as a lump sum, as substantially equal payments while the Contract continues in the accumulation period for a specified number of years, or as annuity payments but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

       If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the death benefit will be the greatest of:

        --     the annuity value of your Contract on the death report day;
        --     the total premium payments you make to the Contract as of the death report day, reduced by partial surrenders; or
        --     the annual step-up: On each Contract anniversary, a new
               "stepped-up" death benefit is determined. The stepped-up death benefit is equal to:
            -- the highest annuity value on any Contract anniversary before the annuitant's 81st birthday, increased for any premium payments you have made and decreased by the adjusted partial surrenders for any partial surrenders we have paid to you, following the Contract anniversary on which the highest annuity value occurs.

       The death benefit proceeds are reduced by any outstanding Contract loans and premium taxes due. The death benefit proceeds are not payable after the maturity date.

EFFECT OF ADJUSTED PARTIAL SURRENDER ON ANNUAL STEP-UP DEATH BENEFIT

       When you request a partial surrender, we will reduce the annual step-up death benefit under the Contract by an "adjusted partial surrender."

       A partial surrender will reduce the annual step-up death benefit by the amount of the partial surrender times the ratio of:

        --     the amount of the annual step-up death benefit immediately before the partial surrender, to
        --     the annuity value immediately before the partial surrender.

       We have included a more detailed explanation of this adjustment in the SAI.

       If the annual step-up death benefit is greater than the annuity value prior to the partial surrender, the adjusted partial surrender may be more than the amount of your request. If the annual step-up death benefit is less than the annuity value prior to the partial surrender, the adjusted partial surrender will reduce the death benefit dollar for dollar. For this reason, if a death benefit is paid after you have made a partial surrender, then the total of that partial surrender and the death benefit could be less than the death benefit immediately before you have made a partial surrender.

ALTERNATE PAYMENT ELECTIONS BEFORE THE MATURITY DATE

       If a beneficiary is entitled to receive the death benefit proceeds, a beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment under one of the following options that provides for complete distribution and termination of this Contract at the end of the distribution period:

       1.    within 5 years of the date of an owner's death;
       2. over the beneficiary's lifetime, with payments beginning within one year of the deceased owner's death; or
       3. over a specific number of years, not to exceed the beneficiary's life expectancy, with payments beginning within one year of an owner's death.

       To determine payments, we may use the "account-based" method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary's current life expectancy, with payments beginning within one year of the deceased owner's death.

       Different rules may apply if the Contract is an IRA.

       Multiple beneficiaries may choose individually among any of these options.

       If a beneficiary chooses 1 or 3 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The beneficiary's proportionate share of the death benefit proceeds becomes the new annuity value. Any payments made to a beneficiary under option 3 will be treated as adjusted partial surrenders. See Effect of Adjusted Partial Surrender on Certain Death Benefits above. If a beneficiary chooses 2 above, the Contract remains in effect, but moves into the income phase with that beneficiary receiving payments under a life annuity payout option. Special restrictions apply to 1 above. See the SAI for more details.

       These Alternate Payment Elections do not apply if the sole beneficiary is the surviving spouse of the deceased owner and the surviving spouse continues the Contract. These Alternate Payment Elections do apply when we pay the cash value to the beneficiary on the death of the owner who is not the annuitant. When an owner who is not the annuitant dies, we do not increase the annuity value to equal the death benefit proceeds.

10. OTHER INFORMATION

OWNERSHIP

       You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer ownership (subject to any assignee or irrevocable beneficiary's consent). You can change the owner at any time by notifying us in writing at our administrative office. An ownership change may be a taxable event.

ANNUITANT

       The annuitant is the person named in the application to receive annuity payments. If no person is named, the owner will be the annuitant. As of the maturity date, and upon our agreement, the owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a joint annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

BENEFICIARY

       The beneficiary is the person who receives the death benefit proceeds when an owner who is also the annuitant dies. If an owner who is not the annuitant dies before the annuitant and the beneficiary is not the owner's spouse, the beneficiary will receive the cash value. You may change the beneficiary(ies) during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by the owner. Prior to the maturity date, if the owner who is the annuitant dies, and no beneficiary is alive on the death report day, the owner's estate will be the beneficiary. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.

ASSIGNMENT

       You can also assign the Contract any time before the maturity date. We will not be bound by the assignment until we receive written notice of the assignment at our administrative office. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract, and such assignments may be subject to tax penalties and taxed as distributions under the Code.

AUSA LIFE INSURANCE COMPANY, INC.

       AUSA was incorporated on October 3, 1947 under the name Zurich Life Insurance Company under the laws of New York. AUSA is subject to regulation by the Superintendent of Insurance of New York as well as by the insurance departments of all other states and jurisdictions in which it does business. It is engaged in the business of writing life insurance policies and annuity contracts. AUSA is wholly owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly owned indirectly by AEGON USA, Inc. ("AEGON USA"), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. AUSA is licensed to sell insurance in 49 states, including New York, and in the District of Columbia.

THE SEPARATE ACCOUNT

       AUSA established a separate account, called the AUSA Series Annuity Account, under the laws of the State of New York on March 20, 2001. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 42 subaccounts offered through this Contract. AUSA may add, delete or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by AUSA.

       The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or AUSA.

       The assets of the separate account are held in AUSA's name on behalf of the separate account and belong to AUSA. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business AUSA may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

       Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

EXCHANGES

       You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old contract, and there will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax, and penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

VOTING RIGHTS

       AUSA will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

DISTRIBUTION OF THE CONTRACTS

       AFSG, an affiliate of AUSA, is the principal underwriter of the Contracts. Like AUSA, it is an indirect wholly owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (the "NASD"). More information about AFSG is available at www.nasdr.com or by calling 1-800-289-9999.

       AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Fund shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Fund held for the Contracts as compensation for providing certain recordkeeping services.

       The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., World Group Securities, Inc., and Transamerica Capital, Inc., and Transamerica Financial Advisors, Inc., all affiliates of AUSA. We will generally pay broker/dealers sales commissions in an amount up to 6% of premium payments. In addition, broker/dealers may receive commissions on an ongoing basis up to 0.20% of the annuity value in each Contract year, starting at the end of the first quarter of the second Contract year, grading upward to as much as 0.50% of the annuity value starting in the 12th Contract year. These ongoing commissions are provided when the Contract has an annuity value of $5,000 or more in the subaccounts. In addition, broker/dealers may receive bonuses based on production and persistency. These ongoing commissions are not deducted from premium payments. Certain production, persistency and managerial bonuses may also be paid. Alternatively, compensation schedules may be structured to pay lower compensation amounts on premium payments with higher ongoing commissions starting at an earlier duration. Subject to applicable federal and state laws and regulations, we may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts.

       To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

       We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.

       We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.

NON-PARTICIPATING CONTRACT

       The Contract does not participate or share in the profits or surplus earnings of AUSA. No dividends are payable on the Contract.

IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at: 202-624-2121.

LEGAL PROCEEDINGS

       AUSA, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement or on AUSA's ability to meet its obligations under the Contract.

FINANCIAL STATEMENTS

       The financial statements of AUSA are included in the SAI. There are no financial statements for the separate account as of the date of this prospectus.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                    Definitions of Special Terms
                    The Contract -- General Provisions
                    Certain Federal Income Tax Consequences
                    Investment Experience
                    Historical Performance Data
                    Published Ratings
                    Administration
                    Records and Reports
                    Distribution of the Contracts
                    Other Products
                    Custody of Assets
                    Legal Matters
                    Independent Auditors
                    Other Information
                    Financial Statements

Inquiries and requests for an SAI should be directed to:

                    AUSA Life
                    Administrative Office
                    Attention: Annuity Department
                    P.O. Box 9054
                    Clearwater, Florida 33758-9054
                    1-800-322-7353
                    (Monday-Friday 8:00 a.m.-5:00 p.m. Eastern Time)

APPENDIX A

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       Because the subaccounts available under this Contract commenced operations on January 29, 2002, there is no history of accumulation unit values for the subaccounts.

APPENDIX B

HISTORICAL PERFORMANCE DATA
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

STANDARDIZED PERFORMANCE DATA

       We may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance. Because the separate account did not commence operations until January 29, 2002, there is no standardized performance for the subaccounts. We will provide standardized performance in this prospectus when it is available.

       AUSA TRANSAMERICA MONEY MARKET SUBACCOUNT. The yield of the AUSA Transamerica Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

       OTHER SUBACCOUNTS. The YIELD of a subaccount, other than the AUSA Transamerica subaccount, refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

       The TOTAL RETURN of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period. We do not show performance for subaccounts in operation for less than 6 months.

       The yield and total return calculations for a subaccount are not reduced by any applicable premium taxes. For additional information regarding yields and total returns, please refer to the SAI.

NON-STANDARDIZED PERFORMANCE DATA

       In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

       We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or annuity payments.

       All non-standardized performance data will be advertised only if the standardized performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

ADJUSTED HISTORICAL PORTFOLIO PERFORMANCE DATA

       We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance would include data that precedes the inception dates of the subaccounts investing in the underlying portfolios. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. This data is not intended to indicate future performance.

ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIOS (ASSUMING SURRENDER)

       Based on the method of calculation described in the SAI, the adjusted historical average annual total returns of the portfolios for periods from inception of the underlying portfolios to December 31, 2001, and for the one, five and ten-year periods ended December 31, 2001 are shown in Table 1 below. Although the Contract and the subaccounts did not exist during the periods shown in Table 1, the returns of the portfolios shown have been adjusted to reflect current charges imposed under the Contract during the accumulation period. Total returns shown in Table 1 reflect deductions of 1.00% for the mortality and expense risk charge, 0.40% for the administrative charge, $30 for the annual Contract charge and the applicable surrender charge. (Based on an anticipated average Contract size of $10,000, the annual Contract charge translates into a charge of 0.30%.) Charges deducted after the maturity date are not reflected in Table 1. Total returns also assume a complete surrender of the Contract at the end of the period; therefore, the surrender charge is deducted.

                                    TABLE 1
       ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIOS
                              (ASSUMES SURRENDER)
                (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.40%)

----------------------------------------------------------------------------------------------------------------------------
                                                                                            10 YEARS OR
                                                                1 YEAR       5 YEARS      INCEPTION OF THE    PORTFOLIO
                                                                ENDED         ENDED         PORTFOLIO TO      INCEPTION
PORTFOLIO                                                     12/31/2001    12/31/2001       12/31/2001          DATE
----------------------------------------------------------------------------------------------------------------------------
 Transamerica Money Market+(1)                                   (4.77)%       2.63%             2.74%        10/02/1986
------------------------------------------------------------
 AEGON Bond+                                                     (0.75)%       4.31%             4.98%        10/02/1986
------------------------------------------------------------
 Janus Growth+                                                  (36.42)%       7.06%             8.51%        10/02/1986
------------------------------------------------------------
 LKCM Strategic Total Return                                    (10.83)%       4.64%             7.96%        03/01/1993
------------------------------------------------------------
 Van Kampen Emerging Growth                                     (41.36)%      12.58%            15.23%        03/01/1993
------------------------------------------------------------
 Alger Aggressive Growth                                        (24.86)%       9.93%            11.61%        03/01/1994
------------------------------------------------------------
 Federated Growth & Income                                        6.75%       10.46%            10.24%        03/01/1994
------------------------------------------------------------
 Transamerica Value Balanced                                     (6.27)%       4.97%             8.12%        01/03/1995
------------------------------------------------------------
 PBHG/NWQ Value Select                                          (10.46)%       5.31%             6.96%        05/01/1996
------------------------------------------------------------
 American Century International                                 (31.73)%        N/A             (2.84)%       01/02/1997
------------------------------------------------------------
 GE U.S. Equity                                                 (17.42)%        N/A              8.38%        01/02/1997
------------------------------------------------------------
 Third Avenue Value                                              (2.62)%        N/A              8.76%        01/02/1998
------------------------------------------------------------
 Clarion Real Estate Securities                                   2.18%         N/A              1.52%        05/01/1998
------------------------------------------------------------
 Goldman Sachs Growth                                           (22.54)%        N/A             (6.88)%       05/03/1999
------------------------------------------------------------
 Munder Net50                                                   (33.51)%        N/A             (8.93)%       05/03/1999
------------------------------------------------------------
 T. Rowe Price Dividend Growth                                  (12.78)%        N/A             (5.03)%       05/03/1999
------------------------------------------------------------
 T. Rowe Price Small Cap                                        (18.24)%        N/A              1.26%        05/03/1999
------------------------------------------------------------
 Salomon All Cap                                                 (6.64)%        N/A              9.51%        05/03/1999
------------------------------------------------------------
 PBHG Mid Cap Growth                                            (44.01)%        N/A             (4.97)%       05/03/1999
------------------------------------------------------------
 Dreyfus Mid Cap                                                (12.56)%        N/A              1.89%        05/03/1999
------------------------------------------------------------
 Value Line Aggressive Growth                                   (18.92)%        N/A            (18.15)%       05/01/2000
------------------------------------------------------------
 Great Companies -- America(SM)                                 (20.68)%        N/A             (6.05)%       05/01/2000
------------------------------------------------------------
 Great Companies -- Technology(SM)                              (45.01)%        N/A            (47.39)%       05/01/2000
------------------------------------------------------------
 Great Companies -- Global(2)                                   (25.24)%        N/A            (29.82)%       09/01/2000
------------------------------------------------------------
 Gabelli Global Growth                                          (18.63)%        N/A            (21.14)%       09/01/2000
------------------------------------------------------------
 LKCM Capital Growth                                            (47.03)%        N/A            (37.68)%       12/01/2000
------------------------------------------------------------
 Conservative Asset Allocation                                     N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Moderate Asset Allocation                                         N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Moderately Aggressive Asset Allocation                            N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Aggressive Asset Allocation                                       N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 PIMCO Total Return                                                N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Transamerica Convertible Securities                               N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Janus Balanced                                                    N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Transamerica Equity+(2)                                        (24.80)%       7.58%            13.43%        02/26/1969
------------------------------------------------------------
 Transamerica Growth Opportunities(3)(4)                           N/A          N/A              2.63%        05/01/2001
------------------------------------------------------------
 Transamerica U.S. Government Securities(5)                      (3.52)%      (1.53)%            4.88%        05/13/1994
------------------------------------------------------------
 J.P. Morgan Enhanced Index(6)                                  (19.20)%        N/A              3.33%        05/02/1997
------------------------------------------------------------
 Capital Guardian Value(7)                                       (2.10)%       0.17%            10.48%        05/27/1993
------------------------------------------------------------
 Capital Guardian U.S. Equity(8)                                (11.30)%        N/A            (10.01)%       10/09/2000
------------------------------------------------------------
 VIP Growth Opportunities Portfolio                             (22.07)%      (2.35)%            5.28%        01/03/1995
------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                    (20.09)%       4.01%            11.36%        01/03/1995
------------------------------------------------------------
 VIP Equity-Income Portfolio+                                   (13.47)%       3.01%            11.59%        10/09/1986
------------------------------------------------------------

 + Ten-year performance data.
(1)Yield more closely reflects the current earnings of the Transamerica Money Market than its total return. An investment in the Transamerica Money Market is not insured or guaranteed by the FDIC. While this portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this portfolio.
(2)The historical financial information for periods prior to May 1, 2002 has been derived form the financial history of the predecessor portfolio, Transamerica Growth Portfolio of Transamerica Variable Insurance Fund, Inc.
(3)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Transamerica Small Company Portfolio of Transamerica Variable Insurance Fund, Inc.
(4)Not annualized
(5)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Dreyfus U.S. Government Securities of Endeavor Series Trust.
(6)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Endeavor Enhanced Index of Endeavor Series Trust.
(7)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Capital Guardian Value of Endeavor Series Trust.
(8)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Capital Guardian U.S. Equity of Endeavor Series Trust.

ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIOS (ASSUMING NO SURRENDER)

       Based on the method of calculation described in the SAI, the adjusted historical average annual total returns of the portfolios, assuming no surrender, for periods from inception of the portfolios to December 31, 2001, and for the one, five and ten-year periods ended December 31, 2001 are shown in Table 2 below. Total returns shown reflect deductions of 1.00% for the mortality and expense risk charge, 0.40% for the administrative charge and $30 for the annual Contract charge. (Based on an anticipated average Contract size of $10,000, the annual Contract charge translates into a charge of 0.30%.) The adjusted historical average annual total return figures of the portfolios shown in Table 2 are based on the assumption that the Contract is not surrendered; therefore, the surrender charge is not imposed.

                                    TABLE 2
       ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIOS
                             (ASSUMES NO SURRENDER)

                (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.40%)

----------------------------------------------------------------------------------------------------------------------------
                                                                                            10 YEARS OR
                                                                1 YEAR       5 YEARS      INCEPTION OF THE    PORTFOLIO
                                                                ENDED         ENDED         PORTFOLIO TO      INCEPTION
PORTFOLIO                                                     12/31/2001    12/31/2001       12/31/2001          DATE
----------------------------------------------------------------------------------------------------------------------------
 Transamerica Money Market(+(1)                                   2.23%        3.34%             2.74%        10/02/1986
------------------------------------------------------------
 AEGON Bond+                                                      6.25%        4.98%             4.98%        10/02/1986
------------------------------------------------------------
 Janus Growth+                                                  (29.42)%       7.66%             8.51%        10/02/1986
------------------------------------------------------------
 LKCM Strategic Total Return                                     (3.83)%       5.30%             7.96%        03/01/1993
------------------------------------------------------------
 Van Kampen Emerging Growth                                     (34.36)%      13.07%            15.23%        03/01/1993
------------------------------------------------------------
 Alger Aggressive Growth                                        (17.86)%      10.47%            11.61%        03/01/1994
------------------------------------------------------------
 Federated Growth & Income                                       13.75%       11.00%            10.24%        03/01/1994
------------------------------------------------------------
 Transamerica Value Balanced                                      0.73%        5.62%             8.29%        01/03/1995
------------------------------------------------------------
 PBHG/NWQ Value Select                                           (3.46)%       5.95%             7.34%        05/01/1996
------------------------------------------------------------
 American Century International                                 (24.73)%        N/A             (1.95)%       01/02/1997
------------------------------------------------------------
 GE U.S. Equity                                                 (10.42)%        N/A              8.95%        01/02/1997
------------------------------------------------------------
 Third Avenue Value                                               4.38%         N/A              9.72%        01/02/1998
------------------------------------------------------------
 Clarion Real Estate Securities                                   9.18%         N/A              2.81%        05/01/1998
------------------------------------------------------------
 Goldman Sachs Growth                                           (15.54)%        N/A             (4.39)%       05/03/1999
------------------------------------------------------------
 Munder Net50                                                   (26.51)%        N/A             (6.36)%       05/03/1999
------------------------------------------------------------
 T. Rowe Price Dividend Growth                                   (5.78)%        N/A             (2.62)%       05/03/1999
------------------------------------------------------------
 T. Rowe Price Small Cap                                        (11.24)%        N/A              3.42%        05/03/1999
------------------------------------------------------------
 Salomon All Cap                                                  0.36%         N/A             11.42%        05/03/1999
------------------------------------------------------------
 PBHG Mid Cap Growth                                            (37.01)%        N/A             (2.57)%       05/03/1999
------------------------------------------------------------
 Dreyfus Mid Cap                                                 (5.56)%        N/A              4.04%        05/03/1999
------------------------------------------------------------
 Value Line Aggressive Growth                                   (11.92)%        N/A            (13.44)%       05/01/2000
------------------------------------------------------------
 Great Companies -- America(SM)                                 (13.68)%        N/A             (1.74)%       05/01/2000
------------------------------------------------------------
 Great Companies -- Technology(SM)                              (38.01)%        N/A            (41.19)%       05/01/2000
------------------------------------------------------------
 Great Companies -- Global(2)                                   (18.24)%        N/A            (23.98)%       09/01/2000
------------------------------------------------------------
 Gabelli Global Growth                                          (11.63)%        N/A            (15.50)%       09/01/2000
------------------------------------------------------------
 LKCM Capital Growth                                            (40.03)%        N/A            (30.98)%       12/01/2000
------------------------------------------------------------
 Conservative Asset Allocation                                     N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Moderate Asset Allocation                                         N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Moderately Aggressive Asset Allocation                            N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Aggressive Asset Allocation                                       N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 PIMCO Total Return                                                N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Transamerica Convertible Securities                               N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Janus Balanced                                                    N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Transamerica Equity+(2)                                        (19.03)%      14.58%            18.25%        02/26/1969
------------------------------------------------------------
 Transamerica Growth Opportunities(3)(4)                           N/A          N/A             10.46%        05/01/2001
------------------------------------------------------------
 Transamerica U.S. Government Securities(5)                       3.84%        4.84%             4.88%        05/03/1994
------------------------------------------------------------
 J.P. Morgan Enhanced Index(6)                                  (13.04)%        N/A              7.69%        05/02/1997
------------------------------------------------------------
 Capital Guardian Value(7)                                       5.36%         6.64%            10.48%        05/27/1993
------------------------------------------------------------
 Capital Guardian U.S. Equity(8)                                 (4.54)%        N/A             (3.15)%       10/09/2000
------------------------------------------------------------
 VIP Growth Opportunities Portfolio                             (16.09)%       1.79%             7.46%        01/03/1995
------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                    (13.96)%       8.42%            13.67%        01/03/1995
------------------------------------------------------------
 VIP Equity-Income Portfolio+                                    (6.84)%       7.38%            11.59%        10/09/1986
------------------------------------------------------------

 +Ten-year performance data.

(1)Yield more closely reflects the current earnings of the Transamerica Money Market than its total return. An investment in the Transamerica Money Market is not insured or guaranteed by the FDIC. While this portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this portfolio.
(2)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Transamerica Growth Portfolio of Transamerica Variable Insurance Fund, Inc.
(3)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Transamerica Small Company Portfolio of Transamerica Variable Insurance Fund, Inc.
(4)Not annualized.
(5)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Dreyfus U.S. Government Securities of Endeavor Series Trust.
(6)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Endeavor Enhanced Index of Endeavor Series Trust.
(7)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Capital Guardian Value of Endeavor Series Trust.
(8)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Capital Guardian U.S. Equity of Endeavor Series Trust.